UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth Stock Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Microsoft Corp.	4.9
Pfizer, Inc.	4.7
Johnson & Johnson	4.2
General Electric Co.	3.9
Merck & Co., Inc.	3.0
20.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Health Care	29.2
Information Technology	24.7
Consumer Discretionary	11.0
Financials	8.7
Industrials	7.2
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	96.8%
Short-Term Investments and Net Other Assets	3.2%

* Foreign investments	5.7%

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.0%
Household Durables - 0.1%
Garmin Ltd. (a)	200	$ 7,974
Media - 5.8%
AOL Time Warner, Inc. (a)	4,900	78,841
Clear Channel Communications, Inc. (a)	900	38,151
Comcast Corp. Class A (a)	330	9,959
EchoStar Communications Corp. Class A (a)	1,400	48,468
Fox Entertainment Group, Inc. Class A (a)	600	17,268
General Motors Corp. Class H (a)	1,700	21,777
Scholastic Corp. (a)	800	23,824
Viacom, Inc. Class B (non-vtg.) (a)	650	28,379
Walt Disney Co.	2,500	49,375
		316,042
Multiline Retail - 0.3%
Kohl's Corp. (a)	300	15,414
Specialty Retail - 4.5%
Best Buy Co., Inc. (a)	1,000	43,920
Borders Group, Inc. (a)	2,100	36,981
Chico's FAS, Inc. (a)	800	16,840
Christopher & Banks Corp. (a)	900	33,291
Lowe's Companies, Inc.	1,550	66,573
PETsMART, Inc.	1,300	21,671
Weight Watchers International, Inc. (a)	500	22,745
		242,021
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	300	16,047
TOTAL CONSUMER DISCRETIONARY		597,498
CONSUMER STAPLES - 6.7%
Beverages - 1.9%
The Coca-Cola Co.	2,160	100,246
Food & Staples Retailing - 2.2%
CVS Corp.	900	25,227
Sysco Corp.	800	24,032
Wal-Mart Stores, Inc.	900	48,303
Walgreen Co.	800	24,080
		121,642
Household Products - 1.7%
Colgate-Palmolive Co.	700	40,565
Procter & Gamble Co.	600	53,508
		94,073
Personal Products - 0.4%
Gillette Co.	700	22,302
Tobacco - 0.5%
Altria Group, Inc.	600	27,264
TOTAL CONSUMER STAPLES		365,527

	Shares	Value (Note 1)
ENERGY - 5.0%
Energy Equipment & Services - 5.0%
BJ Services Co. (a)	1,500	$ 56,040
Grant Prideco, Inc. (a)	2,400	28,200
Grey Wolf, Inc. (a)	4,800	19,392
Halliburton Co.	800	18,400
Nabors Industries Ltd. (a)	600	23,730
Noble Corp. (a)	1,000	34,300
Pride International, Inc. (a)	2,800	52,696
Rowan Companies, Inc.	1,600	35,840
		268,598
FINANCIALS - 8.7%
Capital Markets - 1.0%
Bank of New York Co., Inc.	1,000	28,750
Merrill Lynch & Co., Inc.	600	28,008
		56,758
Commercial Banks - 1.2%
Fifth Third Bancorp	900	51,606
Synovus Financial Corp.	500	10,750
		62,356
Consumer Finance - 0.7%
MBNA Corp.	600	12,504
SLM Corp.	600	23,502
		36,006
Diversified Financial Services - 0.9%
Citigroup, Inc.	1,100	47,080
Insurance - 2.8%
ACE Ltd.	800	27,432
American International Group, Inc.	1,400	77,252
Nationwide Financial Services, Inc. Class A	600	19,500
Travelers Property Casualty Corp. Class A	1,700	27,030
		151,214
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	1,500	101,160
Freddie Mac	300	15,231
		116,391
TOTAL FINANCIALS		469,805
HEALTH CARE - 29.2%
Biotechnology - 3.0%
Amgen, Inc. (a)	1,530	101,653
Biogen, Inc. (a)	200	7,600
Cephalon, Inc. (a)	300	12,348
MedImmune, Inc. (a)	400	14,548
Tanox, Inc. (a)	800	12,840
Vertex Pharmaceuticals, Inc. (a)	1,000	14,600
		163,589
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.5%
Advanced Medical Optics, Inc. (a)	700	$ 11,935
Alcon, Inc.	600	27,420
Baxter International, Inc.	700	18,200
Boston Scientific Corp. (a)	200	12,220
Edwards Lifesciences Corp. (a)	1,000	32,140
Medtronic, Inc.	1,400	67,158
St. Jude Medical, Inc. (a)	400	23,000
		192,073
Health Care Providers & Services - 3.4%
Accredo Health, Inc. (a)	500	10,900
AmerisourceBergen Corp.	200	13,870
Andrx Corp. (a)	500	9,950
Cardinal Health, Inc.	1,200	77,160
Laboratory Corp. of America Holdings (a)	300	9,045
McKesson Corp.	300	10,722
Quest Diagnostics, Inc. (a)	150	9,570
UnitedHealth Group, Inc.	800	40,200
		181,417
Pharmaceuticals - 19.3%
Abbott Laboratories	2,100	91,896
Barr Laboratories, Inc. (a)	450	29,475
Eli Lilly & Co.	800	55,176
Endo Pharmaceuticals Holdings, Inc. (a)	1,400	23,688
Forest Laboratories, Inc. (a)	400	21,900
Johnson & Johnson	4,400	227,480
Merck & Co., Inc.	2,700	163,485
Pfizer, Inc.	7,500	256,125
Schering-Plough Corp.	5,200	96,720
Wyeth	1,800	81,990
		1,047,935
TOTAL HEALTH CARE		1,585,014
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.5%
United Technologies Corp.	400	28,332
Commercial Services & Supplies - 1.4%
Central Parking Corp.	1,000	12,360
Kroll, Inc. (a)	1,200	32,472
Sylvan Learning Systems, Inc. (a)	800	18,272
Waste Management, Inc.	600	14,454
		77,558
Construction & Engineering - 0.2%
Granite Construction, Inc.	600	11,496
Industrial Conglomerates - 4.5%
3M Co.	270	34,825
General Electric Co.	7,300	209,364
		244,189

	Shares	Value (Note 1)
Machinery - 0.6%
UNOVA, Inc. (a)	2,600	$ 28,860
TOTAL INDUSTRIALS		390,435
INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	1,200	20,028
Motorola, Inc.	1,700	16,031
		36,059
Computers & Peripherals - 2.0%
Dell Computer Corp. (a)	2,200	70,312
Hutchinson Technology, Inc. (a)	400	13,156
Western Digital Corp. (a)	2,500	25,750
		109,218
Electronic Equipment & Instruments - 4.1%
Celestica, Inc. (sub. vtg.) (a)	3,700	57,979
Checkpoint Systems, Inc. (a)	1,000	14,150
Flextronics International Ltd. (a)	4,200	43,638
Ingram Micro, Inc. Class A (a)	1,000	11,000
Manufacturers Services Ltd. (a)	1,900	9,215
Sanmina-SCI Corp. (a)	4,900	30,919
Solectron Corp. (a)	4,100	15,334
Veeco Instruments, Inc. (a)	800	13,624
Vishay Intertechnology, Inc. (a)	2,200	29,040
		224,899
Internet Software & Services - 0.3%
Overture Services, Inc. (a)	900	16,317
IT Services - 2.4%
Ceridian Corp. (a)	2,300	39,031
First Data Corp.	1,340	55,530
Paychex, Inc.	600	17,586
The BISYS Group, Inc. (a)	1,000	18,370
		130,517
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Energy Industries, Inc. (a)	1,400	19,950
Applied Materials, Inc. (a)	2,700	42,822
ASML Holding NV (NY Shares) (a)	5,100	48,756
Atmel Corp. (a)	4,700	11,891
Cymer, Inc. (a)	500	15,780
Infineon Technologies AG sponsored ADR (a)	3,200	30,688
Intersil Corp. Class A (a)	900	23,949
KLA-Tencor Corp. (a)	200	9,298
LTX Corp. (a)	5,400	46,548
Micron Technology, Inc. (a)	3,000	34,890
National Semiconductor Corp. (a)	1,500	29,580
Omnivision Technologies, Inc. (a)	200	6,240
Silicon Image, Inc. (a)	6,800	37,944
Siliconix, Inc. (a)	400	14,440
Teradyne, Inc. (a)	1,200	20,772
		393,548
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 7.9%
Adobe Systems, Inc.	600	$ 19,242
Autodesk, Inc.	1,500	24,240
BEA Systems, Inc. (a)	2,100	22,806
Business Objects SA sponsored ADR (a)	500	10,975
Manhattan Associates, Inc. (a)	700	18,179
Microsoft Corp.	10,300	263,781
Network Associates, Inc. (a)	3,600	45,648
Quest Software, Inc. (a)	1,800	21,420
		426,291
TOTAL INFORMATION TECHNOLOGY		1,336,849
MATERIALS - 3.9%
Chemicals - 2.0%
Dow Chemical Co.	1,700	52,632
Ferro Corp.	1,100	24,783
Nitto Denko Corp.	200	6,567
Olin Corp.	1,600	27,360
		111,342
Containers & Packaging - 0.8%
Pactiv Corp. (a)	2,100	41,391
Metals & Mining - 0.3%
Alcan, Inc.	500	15,585
Paper & Forest Products - 0.8%
Bowater, Inc.	1,100	41,195
TOTAL MATERIALS		209,513
UTILITIES - 0.4%
Multi-Utilities & Unregulated Power - 0.4%
Sierra Pacific Resources (a)	4,000	23,760
TOTAL COMMON STOCKS (Cost $4,888,040)		5,246,999
Cash Equivalents - 4.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 6/30/03 due 7/1/03) (Cost $229,000)	229,007	$ 229,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,117,040)		5,475,999
NET OTHER ASSETS - (1.0)%		(55,583)
NET ASSETS - 100%		$ 5,420,416
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,986,190 and $4,122,368, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,652 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $229,000) (cost $5,117,040) - See accompanying schedule		$ 5,475,999
Cash		101
Receivable for investments sold		58,729
Dividends receivable		5,074
Receivable from investment adviser for expense reductions		4,325
Other receivables		1,422
Total assets		5,545,650

Liabilities
Payable for investments purchased	$ 94,395
Accrued management fee	2,667
Distribution fees payable	595
Other payables and accrued expenses	27,577
Total liabilities		125,234

Net Assets		$ 5,420,416
Net Assets consist of:
Paid in capital		$ 5,005,655
Accumulated net investment loss		(9,176)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,005
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,932
Net Assets		$ 5,420,416

Initial Class: Net Asset Value, offering price and redemption price per share ($1,628,054 ÷ 150,264 shares)		$ 10.83

Service Class: Net Asset Value, offering price and redemption price per share ($1,626,072 ÷ 150,165 shares)		$ 10.83

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,166,290 ÷ 200,220 shares)		$ 10.82

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 26,562
Interest		1,010
Total income		27,572

Expenses
Management fee	$ 14,557
Transfer agent fees	1,783
Distribution fees	3,237
Accounting fees and expenses	30,007
Non-interested trustees' compensation	10
Custodian fees and expenses	3,171
Audit	18,804
Legal	820
Miscellaneous	78
Total expenses before reductions	72,467
Expense reductions	(39,766)	32,701
Net investment income (loss)		(5,129)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	74,838
Foreign currency transactions	189
Total net realized gain (loss)		75,027
Change in net unrealized appreciation (depreciation) on: Investment securities	509,467
Assets and liabilities in foreign currencies	(27)
Total change in net unrealized appreciation (depreciation)		509,440
Net gain (loss)		584,467
Net increase (decrease) in net assets resulting from operations		$ 579,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	For the period December 11, 2002 (commencement of operations) to December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,129)	$ 599
Net realized gain (loss)	75,027	(10,022)
Change in net unrealized appreciation (depreciation)	509,440	(150,508)
Net increase (decrease) in net assets resulting from operations	579,338	(159,931)
Distributions to shareholders from net investment income	(5,000)	-
Share transactions - net increase (decrease)	5,999	5,000,010
Total increase (decrease) in net assets	580,337	4,840,079

Net Assets
Beginning of period	4,840,079	-
End of period (including accumulated net investment loss of $9,176 and undistributed net investment income of $599, respectively)	$ 5,420,416	$ 4,840,079
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	98	-	-
Reinvested	165	165	220
Redeemed	-	-	-
Net increase (decrease)	263	165	220

Dollars Sold	$ 999	$ -	$ -
Reinvested	1,500	1,500	2,000
Redeemed	-	-	-
Net increase (decrease)	$ 2,499	$ 1,500	$ 2,000

Share Transactions	Year ended December 31, 2002 A
	Initial Class	Service Class	Service Class 2
Shares Sold	150,001	150,000	200,000
Reinvested	-	-	-
Redeemed	-	-	-
Net increase (decrease)	150,001	150,000	200,000

Dollars Sold	$ 1,500,010	$ 1,500,000	$ 2,000,000
Reinvested	-	-	-
Redeemed	-	-	-
Net increase (decrease)	$ 1,500,010	$ 1,500,000	$ 2,000,000

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,500	$ 1,500	$ 2,000
From net realized gain	-	-	-
Total	$ 1,500	$ 1,500	$ 2,000

A For the period December 11, 2002 (commencement of operations) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	- H
Net realized and unrealized gain (loss)	1.16	(.32)
Total from investment operations	1.16	(.32)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 10.83	$ 9.68
Total Return B,C,D	12.00%	(3.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.77% A	9.76% A
Expenses net of voluntary waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.18% A	1.22% A
Net investment income (loss)	(.08)% A	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 1,452
Portfolio turnover rate	165% A	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 11, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- H
Net realized and unrealized gain (loss)	1.17	(.32)
Total from investment operations	1.16	(.32)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 10.83	$ 9.68
Total Return B,C,D	12.00%	(3.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.87% A	9.86% A
Expenses net of voluntary waivers, if any	1.35% A	1.35% A
Expenses net of all reductions	1.28% A	1.32% A
Net investment income (loss)	(.18)% A	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,626	$ 1,452
Portfolio turnover rate	165% A	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 11, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	- H
Net realized and unrealized gain (loss)	1.17	(.32)
Total from investment operations	1.15	(.32)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 10.82	$ 9.68
Total Return B,C,D	11.90%	(3.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.02% A	10.01% A
Expenses net of voluntary waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.43% A	1.47% A
Net investment income (loss)	(.33)% A	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,166	$ 1,936
Portfolio turnover rate	165% A	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 11, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Growth Stock Portfolio (the fund) is a fund of Variable Insurance Products Fund IV, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Stock Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies. - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 433,100	|
Unrealized depreciation	(96,400)
Net unrealized appreciation (depreciation)	$ 336,700
Cost for federal income tax purposes	$ 5,139,299

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 746	|
Service Class 2	2,491
	$ 3,237

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 535	|
Service Class	535
Service Class 2	713
	$ 1,783

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Growth Stock Portfolio

Notes to Financial Statements (Unaudited) - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective August 1, 2003, the expense limitations will be changed to 1.00%, 1.10% and 1.25%, for Initial Class, Service Class, and Service Class 2, respectively.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.25%	$ 11,423
Service Class	1.35%	11,417
Service Class 2	1.50%	15,216
		$ 38,056

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,706 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Growth Stock Portfolio

Semiannual Report

Growth Stock Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGR-SANN-0803
1.787988.100

Fidelity® Variable Insurance Products:

Real Estate Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Real Estate Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2003
% of fund's net assets
ProLogis	7.7
Apartment Investment & Management Co. Class A	7.1
CenterPoint Properties Trust (SBI)	5.2
Equity Office Properties Trust	5.1
Duke Realty Corp.	4.6
CBL & Associates Properties, Inc.	3.5
Simon Property Group, Inc.	3.5
Vornado Realty Trust	3.5
Catellus Development Corp.	3.3
Regency Centers Corp.	2.8
46.3
Top Five REIT Sectors as of June 30, 2003
% of fund's net assets
REITs - Industrial Buildings	22.6
REITs - Office Buildings	16.5
REITs - Apartments	14.0
REITs - Malls	13.1
REITs - Shopping Centers	12.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	94.7%
Short-Term Investments and Net Other Assets	5.3%

* Foreign investments	2.6%

Semiannual Report

Fidelity Variable Insurance Products: Real Estate Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Commercial Services - 0.1%
Central Parking Corp.	400	$ 4,944
HOTELS, RESTAURANTS & LEISURE - 0.9%
Hotels, Resorts & Cruise Lines - 0.9%
Starwood Hotels & Resorts Worldwide, Inc. unit	1,700	48,603
REAL ESTATE - 93.7%
Real Estate Management & Development - 8.7%
Boardwalk Equities, Inc.	13,300	150,585
Catellus Development Corp. (a)	8,700	191,400
Forest City Enterprises, Inc. Class A	600	24,870
The St. Joe Co.	4,350	135,720
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		502,575
REITs - Apartments - 14.0%
Apartment Investment & Management Co. Class A	11,820	408,972
Archstone-Smith Trust	4,200	100,800
AvalonBay Communities, Inc.	1,700	72,488
Camden Property Trust (SBI)	1,100	38,445
Equity Residential (SBI)	4,300	111,585
Home Properties of New York, Inc.	2,100	74,004
TOTAL REITS - APARTMENTS		806,294
REITs - Health Care Facilities - 1.0%
Health Care Property Investors, Inc.	1,000	42,350
Ventas, Inc.	900	13,635
TOTAL REITS - HEALTH CARE FACILITIES		55,985
REITs - Hotels - 1.3%
Hospitality Properties Trust (SBI)	1,100	34,375
Host Marriott Corp. (a)	4,500	41,175
TOTAL REITS - HOTELS		75,550
REITs - Industrial Buildings - 22.6%
AMB Property Corp. (SBI)	1,800	50,706
CenterPoint Properties Trust (SBI)	4,900	300,125
Duke Realty Corp.	9,500	261,725
Liberty Property Trust (SBI)	3,800	131,480
Prime Group Realty Trust (SBI) (a)	1,000	5,800

	Shares	Value (Note 1)
ProLogis	16,200	$ 442,260
Public Storage, Inc.	3,140	106,352
TOTAL REITS - INDUSTRIAL BUILDINGS		1,298,448
REITs - Malls - 13.1%
CBL & Associates Properties, Inc.	4,700	202,100
Crown American Realty Trust (SBI)	2,000	21,480
General Growth Properties, Inc.	2,420	151,105
Mills Corp.	1,300	43,615
Simon Property Group, Inc.	5,140	200,614
Taubman Centers, Inc.	1,700	32,572
The Rouse Co.	2,600	99,060
TOTAL REITS - MALLS		750,546
REITs - Management/Investment - 3.0%
Capital Automotive (SBI)	1,600	44,784
iStar Financial, Inc.	1,300	47,450
Newcastle Investment Corp.	4,200	82,236
TOTAL REITS - MANAGEMENT/INVESTMENT		174,470
REITs - Mobile Home Parks - 1.1%
Manufactured Home Communities, Inc.	600	21,066
Sun Communities, Inc.	1,100	43,230
TOTAL REITS - MOBILE HOME PARKS		64,296
REITs - Office Buildings - 16.5%
Alexandria Real Estate Equities, Inc.	1,000	45,000
Boston Properties, Inc.	3,400	148,920
Corporate Office Properties Trust (SBI)	1,500	25,395
Cousins Properties, Inc.	1,800	50,220
Equity Office Properties Trust	10,800	291,708
Kilroy Realty Corp.	1,200	33,000
Mack-Cali Realty Corp.	1,440	52,387
Maguire Properties, Inc.	5,300	102,025
Reckson Associates Realty Corp.	6,200	129,332
Shurgard Storage Centers, Inc. Class A	1,400	46,312
SL Green Realty Corp.	700	24,423
TOTAL REITS - OFFICE BUILDINGS		948,722
REITs - Shopping Centers - 12.4%
Developers Diversified Realty Corp.	4,600	130,824
Federal Realty Investment Trust (SBI)	2,840	90,880
Pan Pacific Retail Properties, Inc.	2,900	114,115
Price Legacy Corp. (a)	3,900	14,625
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Regency Centers Corp.	4,600	$ 160,908
Vornado Realty Trust	4,600	200,560
TOTAL REITS - SHOPPING CENTERS		711,912
TOTAL REAL ESTATE		5,388,798
TOTAL COMMON STOCKS (Cost $4,954,586)		5,442,345
Cash Equivalents - 5.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 6/30/03 due 7/1/03) (Cost $306,000)	$ 306,009	306,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,260,586)		5,748,345
NET OTHER ASSETS - 0.0%		351
NET ASSETS - 100%		$ 5,748,696
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,736,770 and $2,771,824, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $209 for the period.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Fidelity Variable Insurance Products: Real Estate Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $306,000) (cost $5,260,586) - See accompanying schedule		$ 5,748,345
Cash		404
Foreign currency held at value (cost $35)		35
Receivable for investments sold		11,889
Dividends receivable		21,761
Receivable from investment adviser for expense reductions		7,457
Other receivables		436
Total assets		5,790,327

Liabilities
Payable for investments purchased	$ 11,476
Accrued management fee	2,784
Distribution fees payable	498
Other payables and accrued expenses	26,873
Total liabilities		41,631

Net Assets		$ 5,748,696
Net Assets consist of:
Paid in capital		$ 5,088,608
Undistributed net investment income		61,580
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		110,749
Net unrealized appreciation (depreciation) on investments		487,759
Net Assets		$ 5,748,696

Initial Class: Net Asset Value, offering price and redemption price per share ($2,324,244 ÷ 205,607 shares)		$ 11.30

Service Class: Net Asset Value, offering price and redemption price per share ($1,713,066 ÷ 151,640 shares)		$ 11.30

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,711,386 ÷ 151,640 shares)		$ 11.29

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 95,306
Interest		1,433
Total income		96,739

Expenses
Management fee	$ 15,492
Transfer agent fees	1,823
Distribution fees	2,780
Accounting fees and expenses	30,007
Non-interested trustees' compensation	10
Custodian fees and expenses	4,748
Audit	22,686
Legal	13
Miscellaneous	78
Total expenses before reductions	77,637
Expense reductions	(42,478)	35,159
Net investment income (loss)		61,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	110,818
Foreign currency transactions	(69)
Total net realized gain (loss)		110,749
Change in net unrealized appreciation (depreciation) on investment securities		407,882
Net gain (loss)		518,631
Net increase (decrease) in net assets resulting from operations		$ 580,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Real Estate Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	November 6, 2002 (commencement of operations) to December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,580	$ 40,968
Net realized gain (loss)	110,749	9,220
Change in net unrealized appreciation (depreciation)	407,882	79,877
Net increase (decrease) in net assets resulting from operations	580,211	130,065
Distributions to shareholders from net investment income	-	(55,000)
Share transactions - net increase (decrease)	38,410	5,055,010
Total increase (decrease) in net assets	618,621	5,130,075

Net Assets
Beginning of period	5,130,075	-
End of period (including undistributed net investment income of $61,580 and undistributed net investment income of $0, respectively)	$ 5,748,696	$ 5,130,075
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	3,423	-	-
Reinvested	-	-	-
Redeemed	(4)	-	-
Net increase (decrease)	3,419	-	-
Dollars
Sold	$ 38,451	$ -	$ -
Reinvested	-	-	-
Redeemed	(41)	-	-
Net increase (decrease)	$ 38,410	$ -	$ -

Share Transactions	Year ended December 31, 2002A
Shares	Initial Class	Service Class	Service Class 2
Sold	200,001	150,000	150,000
Reinvested	2,187	1,640	1,640
Redeemed	-	-	-
Net increase (decrease)	202,188	151,640	151,640
Dollars
Sold	$ 2,000,010	$ 1,500,000	$ 1,500,000
Reinvested	22,000	16,500	16,500
Redeemed	-	-	-
Net increase (decrease)	$ 2,022,010	$ 1,516,500	$ 1,516,500

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

Year ended December 31, 2002A
	Initial Class	Service Class	Service Class 2
From net investment income	$ 22,000	$ 16,500	$ 16,500
From net realized gain	-	-	-
Total	$ 22,000	$ 16,500	$ 16,500

A For the period November 6, 2002 (commencement of operations) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.08
Net realized and unrealized gain (loss)	1.02	.18
Total from investment operations	1.15	.26
Distributions from net investment income	-	(.11)
Net asset value, end of period	$ 11.30	$ 10.15
Total Return B,C,D	11.33%	2.61%
Ratios to Average Net Assets G
Expenses before expense reductions	2.82% A	4.89% A
Expenses net of voluntary waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.22% A	1.22% A
Net investment income (loss)	2.42% A	5.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,324	$ 2,052
Portfolio turnover rate	107% A	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.08
Net realized and unrealized gain (loss)	1.03	.18
Total from investment operations	1.15	.26
Distributions from net investment income	-	(.11)
Net asset value, end of period	$ 11.30	$ 10.15
Total Return B,C,D	11.33%	2.61%
Ratios to Average Net Assets G
Expenses before expense reductions	2.92% A	4.99% A
Expenses net of voluntary waivers, if any	1.35% A	1.35% A
Expenses net of all reductions	1.32% A	1.31% A
Net investment income (loss)	2.32% A	5.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,713	$ 1,539
Portfolio turnover rate	107% A	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.08
Net realized and unrealized gain (loss)	1.03	.18
Total from investment operations	1.14	.26
Distributions from net investment income	-	(.11)
Net asset value, end of period	$ 11.29	$ 10.15
Total Return B,C,D	11.23%	2.61%
Ratios to Average Net Assets G
Expenses before expense reductions	3.07% A	5.14% A
Expenses net of voluntary waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.47% A	1.46% A
Net investment income (loss)	2.17% A	5.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,711	$ 1,539
Portfolio turnover rate	107% A	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Real Estate Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Real Estate Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 518,986	|
Unrealized depreciation	(34,781)
Net unrealized appreciation (depreciation)	$ 484,205
Cost for federal income tax purposes	$ 5,264,140

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 795	|
Service Class 2	1,985
	$ 2,780

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

Real Estate Portfolio

4. Fees and Other Transactions with Affiliates - continued

Income Tax Information and Distributions to Shareholders - continued

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 733	|
Service Class	545
Service Class 2	545
	$ 1,823

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Effective August 1, 2003, the expense limitations will be changed to 1.00%, 1.10% and 1.25%, for Initial Class, Service Class, and Service Class 2, respectively.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.25%	$ 16,722
Service Class	1.35%	12,489
Service Class 2	1.50%	12,480
		$ 41,691

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $783 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Real Estate Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPRE-SANN-0803
1.787989.100

Fidelity® Variable Insurance Products:

Value Leaders Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Bank of America Corp.	4.4
Citigroup, Inc.	3.9
Verizon Communications, Inc.	3.4
Exxon Mobil Corp.	2.9
Merck & Co., Inc.	2.7
17.3
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	30.3
Energy	12.5
Industrials	11.1
Consumer Discretionary	10.5
Telecommunication Services	6.9
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	98.4%
Short-Term Investments and Net Other Assets	1.6%

* Foreign investments 1.3%

Semiannual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.5%
General Motors Corp.	700	$ 25,200
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	300	5,694
Hilton Hotels Corp.	700	8,953
McDonald's Corp.	2,000	44,120
		58,767
Household Durables - 0.6%
KB Home	300	18,594
Sony Corp. sponsored ADR	400	11,200
		29,794
Media - 6.9%
AOL Time Warner, Inc. (a)	6,600	106,194
Clear Channel Communications, Inc. (a)	400	16,956
Comcast Corp. Class A (a)	1,200	36,216
Cox Communications, Inc. Class A (a)	200	6,380
E.W. Scripps Co. Class A	100	8,872
Fox Entertainment Group, Inc. Class A (a)	800	23,024
Gemstar-TV Guide International, Inc. (a)	900	4,581
Liberty Media Corp. Class A (a)	3,200	36,992
Viacom, Inc. Class B (non-vtg.) (a)	1,100	48,026
Walt Disney Co.	2,400	47,400
		334,641
Specialty Retail - 1.3%
Home Depot, Inc.	1,500	49,680
Office Depot, Inc. (a)	700	10,157
		59,837
TOTAL CONSUMER DISCRETIONARY		508,239
CONSUMER STAPLES - 3.8%
Beverages - 0.5%
The Coca-Cola Co.	500	23,205
Food & Staples Retailing - 0.6%
Safeway, Inc. (a)	800	16,368
Sysco Corp.	400	12,016
		28,384
Food Products - 0.3%
Del Monte Foods Co. (a)	500	4,420
Interstate Bakeries Corp.	700	8,890
		13,310
Personal Products - 1.7%
Avon Products, Inc.	400	24,880
Gillette Co.	1,800	57,348
		82,228
Tobacco - 0.7%
Altria Group, Inc.	800	36,352
TOTAL CONSUMER STAPLES		183,479

	Shares	Value (Note 1)
ENERGY - 12.5%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	300	$ 10,071
BJ Services Co. (a)	300	11,208
ENSCO International, Inc.	1,800	48,420
National-Oilwell, Inc. (a)	400	8,800
Pride International, Inc. (a)	1,000	18,820
Transocean, Inc.	500	10,985
Weatherford International Ltd. (a)	1,100	46,090
		154,394
Oil & Gas - 9.3%
Apache Corp.	400	26,024
BP PLC sponsored ADR	600	25,212
Burlington Resources, Inc.	300	16,221
ChevronTexaco Corp.	1,500	108,300
ConocoPhillips	700	38,360
Devon Energy Corp.	500	26,700
Exxon Mobil Corp.	3,900	140,049
Murphy Oil Corp.	200	10,520
Occidental Petroleum Corp.	1,500	50,325
Valero Energy Corp.	200	7,266
		448,977
TOTAL ENERGY		603,371
FINANCIALS - 30.3%
Capital Markets - 6.0%
Bank of New York Co., Inc.	800	23,000
Bear Stearns Companies, Inc.	300	21,726
J.P. Morgan Chase & Co.	2,600	88,868
Lehman Brothers Holdings, Inc.	300	19,944
Merrill Lynch & Co., Inc.	1,600	74,688
Morgan Stanley	1,400	59,850
		288,076
Commercial Banks - 11.6%
Bank of America Corp.	2,700	213,381
Bank One Corp.	2,500	92,950
Fifth Third Bancorp	500	28,670
FleetBoston Financial Corp.	1,300	38,623
Valley National Bancorp	500	13,175
Wachovia Corp.	2,000	79,920
Wells Fargo & Co.	1,900	95,760
		562,479
Consumer Finance - 0.5%
MBNA Corp.	1,100	22,924
Diversified Financial Services - 4.3%
CIT Group, Inc.	700	17,255
Citigroup, Inc.	4,400	188,320
		205,575
Insurance - 6.3%
ACE Ltd.	400	13,716
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	700	$ 21,525
Allstate Corp.	1,400	49,910
American International Group, Inc.	1,900	104,842
Hartford Financial Services Group, Inc.	400	20,144
John Hancock Financial Services, Inc.	500	15,365
Montpelier Re Holdings Ltd.	200	6,320
Nationwide Financial Services, Inc. Class A	200	6,500
Old Republic International Corp.	200	6,854
St. Paul Companies, Inc.	500	18,255
Travelers Property Casualty Corp. Class B	1,900	29,963
UnumProvident Corp.	900	12,069
		305,463
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	500	17,300
iStar Financial, Inc.	200	7,300
		24,600
Thrifts & Mortgage Finance - 1.1%
Fannie Mae	300	20,232
Golden West Financial Corp., Delaware	200	16,002
Sovereign Bancorp, Inc.	1,100	17,215
		53,449
TOTAL FINANCIALS		1,462,566
HEALTH CARE - 6.3%
Biotechnology - 0.2%
Cephalon, Inc. (a)	300	12,348
Health Care Equipment & Supplies - 0.6%
Bausch & Lomb, Inc.	300	11,250
Baxter International, Inc.	600	15,600
		26,850
Health Care Providers & Services - 1.3%
HCA, Inc.	300	9,612
McKesson Corp.	200	7,148
UnitedHealth Group, Inc.	800	40,200
WebMD Corp. (a)	400	4,332
		61,292
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	700	19,005
Merck & Co., Inc.	2,200	133,210
Schering-Plough Corp.	2,000	37,200
Wyeth	300	13,665
		203,080
TOTAL HEALTH CARE		303,570

	Shares	Value (Note 1)
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.3%
Goodrich Corp.	600	$ 12,600
Honeywell International, Inc.	1,300	34,905
Lockheed Martin Corp.	1,100	52,327
Northrop Grumman Corp.	200	17,258
United Technologies Corp.	600	42,498
		159,588
Airlines - 0.7%
Delta Air Lines, Inc.	800	11,744
Northwest Airlines Corp. (a)	500	5,645
Southwest Airlines Co.	900	15,480
		32,869
Building Products - 0.4%
Masco Corp.	800	19,080
Commercial Services & Supplies - 1.6%
Cintas Corp.	600	21,264
Monster Worldwide, Inc.	400	7,892
Robert Half International, Inc. (a)	1,200	22,728
Waste Management, Inc.	1,000	24,090
		75,974
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	200	4,536
Fluor Corp.	200	6,728
Granite Construction, Inc.	500	9,580
		20,844
Industrial Conglomerates - 3.9%
3M Co.	300	38,694
General Electric Co.	800	22,944
Textron, Inc.	500	19,510
Tyco International Ltd.	5,700	108,186
		189,334
Machinery - 0.8%
Eaton Corp.	100	7,861
Manitowoc Co., Inc.	400	8,920
Parker Hannifin Corp.	300	12,597
SPX Corp. (a)	200	8,812
		38,190
TOTAL INDUSTRIALS		535,879
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.6%
Motorola, Inc.	3,400	32,062
Computers & Peripherals - 2.7%
Hewlett-Packard Co.	3,200	68,160
International Business Machines Corp.	500	41,250
Sun Microsystems, Inc. (a)	4,300	19,780
		129,190
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	900	17,595
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Celestica, Inc. (sub. vtg.) (a)	500	$ 7,835
PerkinElmer, Inc.	600	8,286
Solectron Corp. (a)	900	3,366
Thermo Electron Corp. (a)	700	14,714
Vishay Intertechnology, Inc. (a)	500	6,600
		58,396
IT Services - 0.7%
First Data Corp.	600	24,864
Titan Corp.	700	7,203
		32,067
Office Electronics - 0.5%
IKON Office Solutions, Inc.	1,100	9,790
Xerox Corp. (a)	1,200	12,708
		22,498
Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc. (a)	900	10,467
National Semiconductor Corp. (a)	200	3,944
Texas Instruments, Inc.	700	12,320
		26,731
Software - 0.3%
Autodesk, Inc.	400	6,464
Network Associates, Inc. (a)	600	7,608
		14,072
TOTAL INFORMATION TECHNOLOGY		315,016
MATERIALS - 4.4%
Chemicals - 1.6%
Dow Chemical Co.	1,200	37,152
Lyondell Chemical Co.	300	4,059
Praxair, Inc.	600	36,060
		77,271
Containers & Packaging - 0.7%
Ball Corp.	100	4,551
Owens-Illinois, Inc. (a)	1,500	20,655
Sealed Air Corp.	100	4,766
Smurfit-Stone Container Corp. (a)	400	5,212
		35,184
Metals & Mining - 1.0%
Alcoa, Inc.	500	12,750
Freeport-McMoRan Copper & Gold, Inc. Class B	600	14,700

	Shares	Value (Note 1)
Massey Energy Co.	700	$ 9,205
Newmont Mining Corp. Holding Co.	300	9,738
		46,393
Paper & Forest Products - 1.1%
Bowater, Inc.	400	14,980
International Paper Co.	1,000	35,730
		50,710
TOTAL MATERIALS		209,558
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 6.3%
Citizens Communications Co. (a)	1,900	24,491
Covad Communications Group, Inc. (a)	7,600	7,676
NTL, Inc. (a)	200	6,824
Qwest Communications International, Inc. (a)	3,000	14,340
SBC Communications, Inc.	3,400	86,870
Verizon Communications, Inc.	4,200	165,690
		305,891
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	1,700	13,957
Nextel Communications, Inc. Class A (a)	800	14,464
		28,421
TOTAL TELECOMMUNICATION SERVICES		334,312
UTILITIES - 6.1%
Electric Utilities - 4.7%
Dominion Resources, Inc.	600	38,562
Edison International (a)	800	13,144
Entergy Corp.	600	31,668
FirstEnergy Corp.	800	30,760
FPL Group, Inc.	400	26,740
PG&E Corp. (a)	600	12,690
Southern Co.	1,600	49,856
TXU Corp.	1,100	24,695
		228,115
Multi-Utilities & Unregulated Power - 1.4%
AES Corp. (a)	2,400	15,240
Duke Energy Corp.	700	13,965
Reliant Resources, Inc. (a)	2,900	17,777
SCANA Corp.	600	20,568
		67,550
TOTAL UTILITIES		295,665
TOTAL COMMON STOCKS (Cost $4,913,794)		4,751,655
Cash Equivalents - 2.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 6/30/03 due 7/1/03) (Cost $108,000)	$ 108,003	$ 108,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,021,794)		4,859,655
NET OTHER ASSETS - (0.6)%		(28,385)
NET ASSETS - 100%		$ 4,831,270
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,975,581 and $56,181, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16 for the period.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Fidelity Variable Insurance Products: Value Leaders Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $108,000) (cost $ 5,021,794) - See accompanying schedule		$ 4,859,655
Cash		442
Receivable for investments sold		9,339
Dividends receivable		1,107
Receivable from investment adviser for expense reductions		3,721
Total assets		4,874,264

Liabilities
Payable for investments purchased	$ 36,619
Accrued management fee	1,133
Distribution fees payable	252
Other payables and accrued expenses	4,990
Total liabilities		42,994

Net Assets		$ 4,831,270
Net Assets consist of:
Paid in capital		$ 5,000,030
Accumulated net investment loss		(1,015)
Accumulated undistributed net realized gain (loss) on investments		(5,606)
Net unrealized appreciation (depreciation) on investments		(162,139)
Net Assets		$ 4,831,270

Initial Class: Net Asset Value, offering price and redemption price per share ($1,449,457 ÷ 150,001 shares)		$ 9.66

Service Class: Net Asset Value, offering price and redemption price per share ($1,449,400 ÷ 150,001shares)		$ 9.66

Service Class 2 Class: Net Asset Value, offering price and redemption price per share ($1,932,413 ÷ 200,001 shares)		$ 9.66

Statement of Operations

	For the period June 17, 2003 (commencement of operations) to June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,107
Interest		533
Total income		1,640

Expenses
Management fee	$ 1,133
Transfer agent fees	130
Distribution fees	252
Accounting fees and expenses	2,381
Custodian fees and expenses	400
Audit	2,103
Total expenses before reductions	6,399
Expense reductions	(3,744)	2,655
Net investment income (loss)		(1,015)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(5,606)
Change in net unrealized appreciation (depreciation) on investment securities		(162,139)
Net gain (loss)		(167,745)
Net increase (decrease) in net assets resulting from operations		$ (168,760)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

For the period June 17, 2003 (commencement of operations) to June 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,015)
Net realized gain (loss)	(5,606)
Change in net unrealized appreciation (depreciation)	(162,139)
Net increase (decrease) in net assets resulting from operations	(168,760)
Share transactions - net increase (decrease)	5,000,030
Total increase (decrease) in net assets	4,831,270

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $1,015)	$ 4,831,270
Other Information:
Share Transactions	For the period ended June 30, 2003 (Unaudited) A
	Initial Class	Service Class	Service Class 2
Shares Sold	150,001	150,001	200,001
Reinvested	-	-	-
Redeemed	-	-	-
Net increase (decrease)	150,001	150,001	200,001

Dollars Sold	$ 1,500,010	$ 1,500,010	$ 2,000,010
Reinvested	-	-	-
Redeemed	-	-	-
Net increase (decrease)	$ 1,500,010	$ 1,500,010	$ 2,000,010

A For the period June 17, 2003 (commencement of operations) to June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Financial Highlights - Initial Class

2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.34)
Net asset value, end of period	$ 9.66
Total Return B, C, D	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.17% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.24% A
Net investment income (loss)	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,449
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to June 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Service Class

2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.34)
Net asset value, end of period	$ 9.66
Total Return B, C, D	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.26% A
Expenses net of voluntary waivers, if any	1.35% A
Expenses net of all reductions	1.34% A
Net investment income (loss)	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,449
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to June 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.34)
Net asset value, end of period	$ 9.66
Total Return B, C, D	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.41% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.49% A
Net investment income (loss)	(.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,932
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to June 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Value Leaders Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Leaders Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 16,954	|
Unrealized depreciation	(179,093)
Net unrealized appreciation (depreciation)	$ (162,139)
Cost for federal income tax purposes	$ 5,021,794

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 58	|
Service Class 2	194
	$ 252

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 39	|
Service Class	39
Service Class 2	52
	$ 130

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Value Leaders Portfolio

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective August 1, 2003, the expense limitations will be changed to 1.00%, 1.10%, and 1.25% for Initial Class, Service Class and Service Class 2, respectively.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.25%	$ 1,116
Service Class	1.35%	1,116
Service Class 2	1.50%	1,489
		$ 3,721

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $23 for the period.

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVLS-SANN-0803
1.788834.100

Fidelity® Variable Insurance Products
Sector Funds

Consumer Industries Portfolio

Cyclical Industries Portfolio

Financial Services Portfolio

Health Care Portfolio

Natural Resources Portfolio

Technology Portfolio

Telecommunications & Utilities Growth Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Consumer Industries Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Cyclical Industries Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Financial Services Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Health Care Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Natural Resources Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Technology Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Telecommunications & Utilities Growth Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
The Coca-Cola Co.	9.5
Procter & Gamble Co.	6.8
Fox Entertainment Group, Inc. Class A	4.8
Viacom, Inc. Class B (non-vtg.)	4.2
Walt Disney Co.	4.0
29.3
Top Industries as of June 30, 2003
% of fund's net assets
Media	25.2%
Specialty Retail	12.6%
Beverages	11.0%
Household Products	9.9%
Food & Staples Retailing	8.4%
All Others*	32.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
AUTOMOBILES - 0.5%
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	1,400	$ 55,804
BEVERAGES - 11.0%
Brewers - 1.1%
Anheuser-Busch Companies, Inc.	2,200	112,310
Soft Drinks - 9.9%
Coca-Cola Enterprises, Inc.	900	16,335
Coca-Cola Femsa SA de CV sponsored ADR (a)	1,300	27,950
The Coca-Cola Co.	21,380	992,244
		1,036,529
TOTAL BEVERAGES		1,148,839
COMMERCIAL SERVICES & SUPPLIES - 1.7%
Diversified Commercial Services - 1.3%
Aramark Corp. Class B (a)	1,720	38,562
Cendant Corp. (a)	10	183
Cintas Corp.	2,680	94,979
		133,724
Employment Services - 0.4%
Manpower, Inc.	1,230	45,621
TOTAL COMMERCIAL SERVICES & SUPPLIES		179,345
FOOD & STAPLES RETAILING - 8.4%
Drug Retail - 2.5%
CVS Corp.	9,500	266,285
Food Distributors - 0.9%
Sysco Corp.	3,000	90,120
Food Retail - 1.1%
Safeway, Inc. (a)	5,000	102,300
Whole Foods Market, Inc. (a)	200	9,506
		111,806
Hypermarkets & Super Centers - 3.9%
Wal-Mart Stores, Inc.	7,580	406,819
TOTAL FOOD & STAPLES RETAILING		875,030
FOOD PRODUCTS - 7.2%
Agricultural Products - 1.0%
Bunge Ltd.	1,800	51,480
Fresh Del Monte Produce, Inc.	2,100	53,949
		105,429
Packaged Foods & Meats - 6.2%
ConAgra Foods, Inc.	2,100	49,560
Dean Foods Co. (a)	7,340	231,210
Green Mountain Coffee Roasters, Inc. (a)	3,000	57,000
Hershey Foods Corp.	700	48,762
McCormick & Co., Inc. (non-vtg.)	560	15,232

	Shares	Value (Note 1)
The J.M. Smucker Co.	1,865	$ 74,395
Tyson Foods, Inc. Class A	1,600	16,992
Unilever NV (NY Shares)	2,600	140,400
Wm. Wrigley Jr. Co.	210	11,808
		645,359
TOTAL FOOD PRODUCTS		750,788
HOTELS, RESTAURANTS & LEISURE - 4.8%
Casinos & Gaming - 0.3%
MGM MIRAGE (a)	720	24,610
Hotels, Resorts & Cruise Lines - 0.8%
Marriott International, Inc. Class A	500	19,210
Royal Caribbean Cruises Ltd.	2,900	67,164
		86,374
Leisure Facilities - 0.5%
International Speedway Corp. Class A	1,400	55,314
Restaurants - 3.2%
Brinker International, Inc. (a)	1,830	65,917
California Pizza Kitchen, Inc. (a)	200	4,300
Darden Restaurants, Inc.	2,800	53,144
McDonald's Corp.	2,010	44,341
Outback Steakhouse, Inc.	3,580	139,620
Wendy's International, Inc.	1,050	30,419
		337,741
TOTAL HOTELS, RESTAURANTS & LEISURE		504,039
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
Whirlpool Corp.	170	10,829
HOUSEHOLD PRODUCTS - 9.9%
Household Products - 9.9%
Colgate-Palmolive Co.	4,900	283,955
Kimberly-Clark Corp.	840	43,798
Procter & Gamble Co.	7,970	710,765
		1,038,518
INTERNET & CATALOG RETAIL - 1.1%
Internet Retail - 1.1%
Amazon.com, Inc. (a)	3,200	116,768
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Overture Services, Inc. (a)	2,400	43,512
Yahoo!, Inc. (a)	3,000	98,280
		141,792
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Mattel, Inc.	3,140	59,409
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - 25.2%
Advertising - 0.6%
Omnicom Group, Inc.	900	$ 64,530
Broadcasting & Cable TV - 7.6%
Clear Channel Communications, Inc. (a)	2,840	120,388
Comcast Corp.:
Class A (a)	4,000	120,720
Class A (special) (a)	6,270	180,764
Cox Communications, Inc. Class A (a)	1,710	54,549
E.W. Scripps Co. Class A	800	70,976
EchoStar Communications Corp. Class A (a)	1,600	55,392
Liberty Media Corp. Class A (a)	15,310	176,984
Univision Communications, Inc. Class A (a)	600	18,240
		798,013
Movies & Entertainment - 14.8%
AMC Entertainment, Inc. (a)	4,600	52,624
AOL Time Warner, Inc. (a)	6,400	102,976
Fox Entertainment Group, Inc. Class A (a)	17,340	499,045
Regal Entertainment Group Class A	200	4,716
Viacom, Inc.:
Class A (a)	600	26,220
Class B (non-vtg.) (a)	10,170	444,022
Walt Disney Co.	21,100	416,725
		1,546,328
Publishing - 2.2%
Dow Jones & Co., Inc.	2,000	86,060
Gannett Co., Inc.	1,080	82,955
Meredith Corp.	1,400	61,600
		230,615
TOTAL MEDIA		2,639,486
MULTILINE RETAIL - 4.5%
Department Stores - 0.3%
Nordstrom, Inc.	1,000	19,520
Saks, Inc. (a)	1,000	9,700
		29,220
General Merchandise Stores - 4.2%
99 Cents Only Stores (a)	1,200	41,184
Big Lots, Inc. (a)	4,200	63,168
Dollar General Corp.	4,300	78,518
Dollar Tree Stores, Inc. (a)	5,310	168,486
Family Dollar Stores, Inc.	2,260	86,219
		437,575
TOTAL MULTILINE RETAIL		466,795

	Shares	Value (Note 1)
PERSONAL PRODUCTS - 3.7%
Personal Products - 3.7%
Avon Products, Inc.	2,560	$ 159,232
Gillette Co.	7,290	232,259
		391,491
SOFTWARE - 0.4%
Home Entertainment Software - 0.4%
Electronic Arts, Inc. (a)	600	44,394
SPECIALTY RETAIL - 12.6%
Apparel Retail - 2.3%
Christopher & Banks Corp. (a)	5,500	203,445
Limited Brands, Inc.	2,130	33,015
		236,460
Computer & Electronics Retail - 0.5%
Best Buy Co., Inc. (a)	1,150	50,508
Home Improvement Retail - 2.5%
Home Depot, Inc.	4,510	149,371
Lowe's Companies, Inc.	2,740	117,683
		267,054
Specialty Stores - 7.3%
Borders Group, Inc. (a)	4,800	84,528
Finish Line, Inc. Class A (a)	6,100	135,481
Office Depot, Inc. (a)	1,300	18,863
PETCO Animal Supplies, Inc. (a)	2,400	52,176
PETsMART, Inc.	6,000	100,020
Staples, Inc. (a)	9,600	176,160
West Marine, Inc. (a)	1,900	33,269
Williams-Sonoma, Inc. (a)	5,500	160,600
		761,097
TOTAL SPECIALTY RETAIL		1,315,119
TEXTILES APPAREL & LUXURY GOODS - 3.7%
Apparel, Accessories & Luxury Goods - 2.0%
Coach, Inc. (a)	880	43,771
Kellwood Co.	1,700	53,771
Liz Claiborne, Inc.	1,800	63,450
Oshkosh B'Gosh, Inc. Class A	700	18,900
Russell Corp.	1,700	32,300
		212,192
Footwear - 1.7%
Brown Shoe Co., Inc.	800	23,840
NIKE, Inc. Class B	2,300	123,027
Reebok International Ltd. (a)	800	26,904
		173,771
TOTAL TEXTILES APPAREL & LUXURY GOODS		385,963
Common Stocks - continued
	Shares	Value (Note 1)
TOBACCO - 2.0%
Tobacco - 2.0%
Altria Group, Inc.	3,420	$ 155,405
UST, Inc.	1,500	52,545
		207,950
TOTAL COMMON STOCKS (Cost $9,401,310)		10,332,359
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 1.18% (b) (Cost $386,022)	386,022	386,022
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $9,787,332)	10,718,381
NET OTHER ASSETS - (2.5)%	(263,722)
NET ASSETS - 100%	$ 10,454,659
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,218,088 and $7,663,552, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $241 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $2,189,000 of which $127,000 and $2,062,000 will expire on December 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $214,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $9,787,332) - See accompanying schedule		$ 10,718,381
Receivable for investments sold		73,997
Dividends receivable		7,694
Interest receivable		512
Receivable from investment adviser for expense reductions		1,201
Other receivables		1,869
Total assets		10,803,654

Liabilities
Payable for investments purchased	$ 313,578
Payable for fund shares redeemed	5,011
Accrued management fee	5,049
Other payables and accrued expenses	25,357
Total liabilities		348,995

Net Assets		$ 10,454,659
Net Assets consist of:
Paid in capital		$ 13,218,251
Accumulated net investment loss		(20,043)
Accumulated undistributed net realized gain (loss) on investments		(3,674,598)
Net unrealized appreciation (depreciation) on investments		931,049
Net Assets, for 1,160,618 shares outstanding		$ 10,454,659
Net Asset Value, offering price and redemption price per share ($10,454,659 ÷ 1,160,618 shares)		$ 9.01

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 51,820
Interest		3,097
Total income		54,917

Expenses
Management fee	$ 30,175
Transfer agent fees	4,581
Accounting fees and expenses	30,015
Non-interested trustees' compensation	22
Custodian fees and expenses	2,305
Audit	22,503
Legal	30
Miscellaneous	508
Total expenses before reductions	90,139
Expense reductions	(15,179)	74,960
Net investment income (loss)		(20,043)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(1,177,310)
Change in net unrealized appreciation (depreciation) on investment securities		2,114,457
Net gain (loss)		937,147
Net increase (decrease) in net assets resulting from operations		$ 917,104

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,043)	$ (41,226)
Net realized gain (loss)	(1,177,310)	(2,141,367)
Change in net unrealized appreciation (depreciation)	2,114,457	(1,505,659)
Net increase (decrease) in net assets resulting from operations	917,104	(3,688,252)
Distributions to shareholders from net investment income	-	(9,222)
Share transactions Net proceeds from sales of shares	871,348	16,246,603
Reinvestment of distributions	-	9,222
Cost of shares redeemed	(3,511,317)	(8,391,237)
Net increase (decrease) in net assets resulting from share transactions	(2,639,969)	7,864,588
Redemption fees	1,166	20,183
Total increase (decrease) in net assets	(1,721,699)	4,187,297

Net Assets
Beginning of period	12,176,358	7,989,061
End of period (including accumulated net investment loss of $20,043 and undistributed net investment income of $0, respectively)	$ 10,454,659	$ 12,176,358
Other Information Shares
Sold	100,496	1,650,679
Issued in reinvestment of distributions	-	967
Redeemed	(437,049)	(976,049)
Net increase (decrease)	(336,553)	675,597

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2002	2001 F
Net asset value, beginning of period	$ 8.13	$ 9.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	.01
Net realized and unrealized gain (loss)	.90	(1.56)	(.29)
Total from investment operations	.88	(1.59)	(.28)
Distributions from net investment income	-	(.01)	-
Redemption fees added to paid in capital E	- H	.01	- H
Net asset value, end of period	$ 9.01	$ 8.13	$ 9.72
Total Return B, C, D	10.82%	(16.27)%	(2.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.74% A	1.30%	2.61% A
Expenses net of voluntary waivers, if any	1.50% A	1.30%	1.50% A
Expenses net of all reductions	1.45% A	1.27%	1.48% A
Net investment income (loss)	(.39)% A	(.29)%	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,455	$ 12,176	$ 7,989
Portfolio turnover rate	105% A	129%	162% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
General Electric Co.	8.7
Tyco International Ltd.	6.6
3M Co.	6.5
Dow Chemical Co.	5.6
United Technologies Corp.	4.0
31.4
Top Industries as of June 30, 2003
% of fund's net assets
Industrial Conglomerates	22.2%
Machinery	15.0%
Chemicals	14.9%
Aerospace & Defense	14.8%
Road & Rail	4.9%
All Others*	28.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 14.8%
Aerospace & Defense - 14.8%
BE Aerospace, Inc. (a)	6,300	$ 20,853
Boeing Co.	7,310	250,879
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,700	32,470
Goodrich Corp.	2,800	58,800
Honeywell International, Inc.	1,700	45,645
Lockheed Martin Corp.	6,170	293,507
Northrop Grumman Corp.	2,229	192,340
United Defense Industries, Inc. (a)	900	23,346
United Technologies Corp.	4,750	336,443
		1,254,283
AIR FREIGHT & LOGISTICS - 2.8%
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	750	26,670
CNF, Inc.	700	17,766
FedEx Corp.	1,600	99,248
Ryder System, Inc.	500	12,810
United Parcel Service, Inc. Class B	1,300	82,810
		239,304
AIRLINES - 1.8%
Airlines - 1.8%
Alaska Air Group, Inc. (a)	1,100	23,595
Continental Airlines, Inc. Class B (a)	3,400	50,898
Delta Air Lines, Inc.	2,300	33,764
JetBlue Airways Corp. (a)	500	21,145
Northwest Airlines Corp. (a)	2,200	24,838
		154,240
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	1,530	36,567
Delphi Corp.	3,800	32,794
Gentex Corp. (a)	1,100	33,671
Johnson Controls, Inc.	300	25,680
		128,712
AUTOMOBILES - 1.6%
Automobile Manufacturers - 1.6%
Ford Motor Co.	8,000	87,920
Monaco Coach Corp. (a)	3,200	49,056
		136,976
BUILDING PRODUCTS - 3.2%
Building Products - 3.2%
American Standard Companies, Inc. (a)	2,270	167,821
Masco Corp.	4,220	100,647
		268,468

	Shares	Value (Note 1)
CHEMICALS - 14.9%
Commodity Chemicals - 3.2%
Georgia Gulf Corp.	1,290	$ 25,542
Lyondell Chemical Co.	12,297	166,378
Millennium Chemicals, Inc.	8,320	79,123
		271,043
Diversified Chemicals - 7.9%
Dow Chemical Co.	15,400	476,784
Engelhard Corp.	1,040	25,761
Hercules, Inc. (a)	2,000	19,800
Olin Corp.	2,300	39,330
PPG Industries, Inc.	2,100	106,554
		668,229
Industrial Gases - 1.9%
Praxair, Inc.	2,680	161,068
Specialty Chemicals - 1.9%
Arch Chemicals, Inc.	330	6,303
Ferro Corp.	1,430	32,218
Minerals Technologies, Inc.	500	24,330
PolyOne Corp.	11,830	52,644
Rohm & Haas Co.	1,500	46,545
		162,040
TOTAL CHEMICALS		1,262,380
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Diversified Commercial Services - 0.2%
Cintas Corp.	600	21,264
Environmental Services - 2.1%
Allied Waste Industries, Inc. (a)	1,900	19,095
Republic Services, Inc. (a)	5,150	116,751
Waste Connections, Inc. (a)	500	17,525
Waste Management, Inc.	1,100	26,499
		179,870
Office Services & Supplies - 0.5%
Avery Dennison Corp.	660	33,132
HON Industries, Inc.	200	6,100
		39,232
TOTAL COMMERCIAL SERVICES & SUPPLIES		240,366
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Granite Construction, Inc.	2,400	45,984
Jacobs Engineering Group, Inc. (a)	540	22,761
		68,745
CONSTRUCTION MATERIALS - 0.8%
Construction Materials - 0.8%
Florida Rock Industries, Inc.	230	9,494
Martin Marietta Materials, Inc.	520	17,477
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION MATERIALS - CONTINUED
Construction Materials - continued
Texas Industries, Inc.	1,200	$ 28,560
Vulcan Materials Co.	300	11,121
		66,652
CONTAINERS & PACKAGING - 1.0%
Metal & Glass Containers - 0.8%
Owens-Illinois, Inc. (a)	2,050	28,229
Pactiv Corp. (a)	2,110	41,588
		69,817
Paper Packaging - 0.2%
Constar International, Inc.	1,800	13,662
TOTAL CONTAINERS & PACKAGING		83,479
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
Baldor Electric Co.	400	8,240
Emerson Electric Co.	1,610	82,271
		90,511
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Electronic Equipment & Instruments - 0.5%
Roper Industries, Inc.	570	21,204
Thermo Electron Corp. (a)	1,110	23,332
		44,536
Technology Distributors - 0.2%
Tech Data Corp. (a)	500	13,355
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		57,891
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Supplies - 0.3%
Millipore Corp. (a)	640	28,397
HOUSEHOLD DURABLES - 3.1%
Home Furnishings - 0.1%
Leggett & Platt, Inc.	400	8,200
Homebuilding - 2.6%
Beazer Homes USA, Inc. (a)	300	25,050
Clayton Homes, Inc.	1,240	15,562
D.R. Horton, Inc.	1,200	33,720
KB Home	400	24,792
Lennar Corp.:
Class A	1,100	78,650
Class B	110	7,557
Ryland Group, Inc.	540	37,476
		222,807

	Shares	Value (Note 1)
Household Appliances - 0.4%
Black & Decker Corp.	500	$ 21,725
Snap-On, Inc.	350	10,161
		31,886
TOTAL HOUSEHOLD DURABLES		262,893
INDUSTRIAL CONGLOMERATES - 22.2%
Industrial Conglomerates - 22.2%
3M Co.	4,280	552,034
General Electric Co.	25,660	735,930
Textron, Inc.	1,000	39,020
Tyco International Ltd.	29,540	560,669
		1,887,653
IT SERVICES - 0.0%
IT Consulting & Other Services - 0.0%
Titan Corp.	100	1,029
MACHINERY - 15.0%
Construction & Farm Machinery & Heavy Trucks - 4.8%
AGCO Corp. (a)	3,110	53,119
Astec Industries, Inc. (a)	3,100	27,032
Caterpillar, Inc.	2,800	155,848
Cummins, Inc.	300	10,767
Navistar International Corp. (a)	580	18,925
Oshkosh Truck Co.	160	9,491
PACCAR, Inc.	960	64,858
Terex Corp. (a)	3,500	68,320
		408,360
Industrial Machinery - 10.2%
Danaher Corp.	1,100	74,855
Dover Corp.	700	20,972
Eaton Corp.	1,040	81,754
IDEX Corp.	320	11,597
Illinois Tool Works, Inc.	1,800	118,530
Ingersoll-Rand Co. Ltd. Class A	3,710	175,557
ITT Industries, Inc.	2,400	157,104
Kennametal, Inc.	332	11,235
Manitowoc Co., Inc.	1,100	24,530
Parker Hannifin Corp.	800	33,592
Pentair, Inc.	3,340	130,460
SPX Corp. (a)	500	22,030
		862,216
TOTAL MACHINERY		1,270,576
METALS & MINING - 0.6%
Steel - 0.6%
AK Steel Holding Corp. (a)	1,900	6,878
Nucor Corp.	830	40,546
		47,424
Common Stocks - continued
	Shares	Value (Note 1)
OIL & GAS - 0.4%
Oil & Gas Refining & Marketing & Transportation - 0.4%
Overseas Shipholding Group, Inc.	400	$ 8,804
Tsakos Energy Navigation Ltd.	2,040	29,172
		37,976
PAPER & FOREST PRODUCTS - 1.9%
Paper Products - 1.9%
Boise Cascade Corp.	900	21,510
Bowater, Inc.	1,500	56,175
Georgia-Pacific Corp.	2,400	45,480
Pope & Talbot, Inc.	3,200	35,360
		158,525
ROAD & RAIL - 4.9%
Railroads - 4.7%
Canadian National Railway Co.	2,290	110,575
CSX Corp.	4,320	129,989
Norfolk Southern Corp.	2,060	39,552
Union Pacific Corp.	2,060	119,521
		399,637
Trucking - 0.2%
P.A.M. Transportation Services, Inc. (a)	650	16,328
TOTAL ROAD & RAIL		415,965
SPECIALTY RETAIL - 0.2%
Specialty Stores - 0.2%
Sonic Automotive, Inc. Class A (a)	800	17,528
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	840	39,278
TOTAL COMMON STOCKS (Cost $7,909,161)		8,219,251
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 1.18% (b) (Cost $279,979)	279,979	279,979
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $8,189,140)	8,499,230
NET OTHER ASSETS - (0.2)%	(13,040)
NET ASSETS - 100%	$ 8,486,190
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,874,019 and $5,890,958, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,304 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $1,584,000 of which $47,000 and $1,537,000 will expire on December 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $360,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $8,189,140) - See accompanying schedule		$ 8,499,230
Receivable for investments sold		24,135
Receivable for fund shares sold		25,122
Dividends receivable		14,591
Interest receivable		332
Receivable from investment adviser for expense reductions		3,366
Other receivables		986
Total assets		8,567,762

Liabilities
Payable to custodian bank	$ 23,295
Payable for investments purchased	28,879
Accrued management fee	4,106
Other payables and accrued expenses	25,292
Total liabilities		81,572

Net Assets		$ 8,486,190
Net Assets consist of:
Paid in capital		$ 10,686,180
Undistributed net investment income		23,257
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,533,347)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		310,100
Net Assets, for 966,087 shares outstanding		$ 8,486,190
Net Asset Value, offering price and redemption price per share ($8,486,190 ÷ 966,087 shares)		$ 8.78

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 77,649
Interest		2,022
Total income		79,671

Expenses
Management fee	$ 22,513
Transfer agent fees	3,732
Accounting fees and expenses	30,011
Non-interested trustees' compensation	16
Custodian fees and expenses	3,217
Audit	20,963
Legal	20
Miscellaneous	303
Total expenses before reductions	80,775
Expense reductions	(24,361)	56,414
Net investment income (loss)		23,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(75,499)
Foreign currency transactions	(52)
Total net realized gain (loss)		(75,551)
Change in net unrealized appreciation (depreciation) on: Investment securities	679,541
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		679,543
Net gain (loss)		603,992
Net increase (decrease) in net assets resulting from operations		$ 627,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,257	$ (7,543)
Net realized gain (loss)	(75,551)	(2,382,990)
Change in net unrealized appreciation (depreciation)	679,543	(800,828)
Net increase (decrease) in net assets resulting from operations	627,249	(3,191,361)
Distributions to shareholders from net investment income	-	(12,250)
Share transactions Net proceeds from sales of shares	1,223,261	11,798,494
Reinvestment of distributions	-	12,250
Cost of shares redeemed	(1,649,851)	(10,645,444)
Net increase (decrease) in net assets resulting from share transactions	(426,590)	1,165,300
Redemption fees	1,880	31,585
Total increase (decrease) in net assets	202,539	(2,006,726)
Net Assets
Beginning of period	8,283,651	10,290,377
End of period (including undistributed net investment income of $23,257 and undistributed net investment income of $0, respectively)	$ 8,486,190	$ 8,283,651
Other Information Shares
Sold	149,152	1,198,576
Issued in reinvestment of distributions	-	1,303
Redeemed	(208,747)	(1,196,776)
Net increase (decrease)	(59,595)	3,103

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2002	2001 F
Net asset value, beginning of period	$ 8.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.01
Net realized and unrealized gain (loss)	.68	(1.98)	.04
Total from investment operations	.70	(1.99)	.05
Distributions from net investment income	-	(.01)	-
Redemption fees added to paid in capital E	- H	.02	.01
Net asset value, end of period	$ 8.78	$ 8.08	$ 10.06
Total Return B, C, D	8.66%	(19.60)%	.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.09% A	1.44%	2.70% A
Expenses net of voluntary waivers, if any	1.50% A	1.44%	1.50% A
Expenses net of all reductions	1.46% A	1.42%	1.50% A
Net investment income (loss)	.60% A	(.06)%	.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,486	$ 8,284	$ 10,290
Portfolio turnover rate	158% A	143%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Bank of America Corp.	5.7
Fannie Mae	5.1
Citigroup, Inc.	5.0
American International Group, Inc.	4.8
J.P. Morgan Chase & Co.	4.7
25.3
Top Industries as of June 30, 2003
% of fund's net assets
Commercial Banks	25.2%
Insurance	24.6%
Capital Markets	20.4%
Thrifts & Mortgage Finance	11.9%
Consumer Finance	6.0%
All Others*	11.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CAPITAL MARKETS - 20.4%
Asset Management & Custody Banks - 6.2%
Bank of New York Co., Inc.	53,350	$ 1,533,813
Federated Investors, Inc. Class B (non-vtg.)	6,480	177,682
Investors Financial Services Corp.	6,270	181,893
Mellon Financial Corp.	5,940	164,835
Northern Trust Corp.	2,550	106,565
Waddell & Reed Financial, Inc. Class A	3,210	82,401
		2,247,189
Diversified Capital Markets - 4.7%
J.P. Morgan Chase & Co.	49,940	1,706,949
Investment Banking & Brokerage - 9.5%
A.G. Edwards, Inc.	1,660	56,772
Ameritrade Holding Corp. (a)	21,100	156,351
Bear Stearns Companies, Inc.	4,480	324,442
Charles Schwab Corp.	7,510	75,776
Goldman Sachs Group, Inc.	7,940	664,975
LaBranche & Co., Inc.	2,230	46,139
Lehman Brothers Holdings, Inc.	5,180	344,366
Merrill Lynch & Co., Inc.	17,300	807,564
Morgan Stanley	21,710	928,103
SoundView Technology Group, Inc. (a)	4,260	43,111
		3,447,599
TOTAL CAPITAL MARKETS		7,401,737
COMMERCIAL BANKS - 25.2%
Diversified Banks - 19.7%
Banco Popolare di Verona e Novara	8,000	109,613
Bank of America Corp.	26,180	2,069,001
Bank One Corp.	26,720	993,450
FleetBoston Financial Corp.	17,830	529,729
National Bank of Canada	16,100	440,068
Royal Bank of Canada	13,960	594,320
Wachovia Corp.	32,972	1,317,561
Wells Fargo & Co.	21,400	1,078,560
		7,132,302
Regional Banks - 5.5%
Bank of Hawaii Corp.	3,960	131,274
Bank of the Ozarks, Inc.	754	29,225
Commerce Bancorp, Inc., New Jersey	4,308	159,827
Fifth Third Bancorp	20,150	1,155,401
SouthTrust Corp.	5,700	155,040
Synovus Financial Corp.	4,800	103,200
UCBH Holdings, Inc.	8,700	249,516
Valley National Bancorp	1,260	33,201
		2,016,684
TOTAL COMMERCIAL BANKS		9,148,986

	Shares	Value (Note 1)
CONSUMER FINANCE - 6.0%
Consumer Finance - 6.0%
American Express Co.	15,840	$ 662,270
Asta Funding, Inc. (a)	3,100	74,400
MBNA Corp.	52,405	1,092,120
SLM Corp.	8,940	350,180
		2,178,970
DIVERSIFIED FINANCIAL SERVICES - 5.9%
Other Diversifed Financial Services - 5.2%
Citigroup, Inc.	42,212	1,806,674
Principal Financial Group, Inc.	2,400	77,400
		1,884,074
Specialized Finance - 0.7%
CIT Group, Inc.	7,600	187,340
Euronext NV	3,200	79,548
		266,888
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,150,962
INSURANCE - 24.6%
Insurance Brokers - 1.4%
Aon Corp.	8,200	197,456
Marsh & McLennan Companies, Inc.	5,700	291,099
		488,555
Life & Health Insurance - 4.9%
AFLAC, Inc.	18,100	556,575
Lincoln National Corp.	5,600	199,528
MetLife, Inc.	16,410	464,731
Nationwide Financial Services, Inc. Class A	6,400	208,000
StanCorp Financial Group, Inc.	1,500	78,330
Sun Life Financial Services of Canada, Inc.	11,290	234,378
UICI (a)	3,100	46,717
		1,788,259
Multi-Line Insurance - 6.7%
Allmerica Financial Corp. (a)	3,060	55,049
American International Group, Inc.	31,710	1,749,758
Hartford Financial Services Group, Inc.	11,360	572,090
HCC Insurance Holdings, Inc.	2,220	65,645
		2,442,542
Property & Casualty Insurance - 10.9%
ACE Ltd.	13,650	468,059
Allstate Corp.	17,440	621,736
AMBAC Financial Group, Inc.	2,310	153,038
Berkshire Hathaway, Inc. Class B (a)	541	1,314,630
Cincinnati Financial Corp.	4,110	152,440
Fidelity National Financial, Inc.	5,375	165,335
MBIA, Inc.	5,360	261,300
Old Republic International Corp.	4,060	139,136
St. Paul Companies, Inc.	7,900	288,429
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
Travelers Property Casualty Corp.:
Class A	18,855	$ 299,795
Class B	4,717	74,387
		3,938,285
Reinsurance - 0.7%
PartnerRe Ltd.	800	40,888
RenaissanceRe Holdings Ltd.	4,530	206,206
		247,094
TOTAL INSURANCE		8,904,735
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 1.2%
First Data Corp.	10,000	414,400
REAL ESTATE - 4.1%
Real Estate Investment Trusts - 4.1%
Apartment Investment & Management Co. Class A	9,530	329,738
AvalonBay Communities, Inc.	1,500	63,960
CBL & Associates Properties, Inc.	900	38,700
Duke Realty Corp.	2,330	64,192
Equity Office Properties Trust	4,420	119,384
Equity Residential (SBI)	13,390	347,471
Pan Pacific Retail Properties, Inc.	2,600	102,310
Reckson Associates Realty Corp.	1,800	37,548
Shurgard Storage Centers, Inc. Class A	1,100	36,388
Simon Property Group, Inc.	4,300	167,829
Sun Communities, Inc.	1,800	70,740
Vornado Realty Trust	2,460	107,256
		1,485,516
THRIFTS & MORTGAGE FINANCE - 11.9%
Thrifts & Mortgage Finance - 11.9%
Countrywide Financial Corp.	4,900	340,893
Fannie Mae	27,450	1,851,228
Farmer Mac Class C (non-vtg.) (a)	4,880	109,068
Freddie Mac	3,230	163,987
Golden West Financial Corp., Delaware	12,300	984,123
Radian Group, Inc.	3,625	132,856
Sovereign Bancorp, Inc.	47,290	740,089
		4,322,244
TOTAL COMMON STOCKS (Cost $33,338,198)		36,007,550
Money Market Funds - 5.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.18% (b)	327,002	$ 327,002
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	1,527,000	1,527,000
TOTAL MONEY MARKET FUNDS (Cost $1,854,002)		1,854,002
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $35,192,200)	37,861,552
NET OTHER ASSETS - (4.4)%	(1,600,468)
NET ASSETS - 100%	$ 36,261,084
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,575,620 and $13,940,710, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,357 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $2,853,000 of which $209,000 and $2,644,000 will expire on December 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $764,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Fidelity Variable Insurance Products: Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,463,375) (cost $35,192,200) - See accompanying schedule		$ 37,861,552
Receivable for fund shares sold		12,400
Dividends receivable		54,775
Interest receivable		589
Other receivables		2,435
Total assets		37,931,751

Liabilities
Payable to custodian bank	$ 24,469
Payable for investments purchased	73,241
Accrued management fee	17,770
Other payables and accrued expenses	28,187
Collateral on securities loaned, at value	1,527,000
Total liabilities		1,670,667

Net Assets		$ 36,261,084
Net Assets consist of:
Paid in capital		$ 38,874,502
Undistributed net investment income		158,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,441,251)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,669,363
Net Assets, for 3,871,710 shares outstanding		$ 36,261,084
Net Asset Value, offering price and redemption price per share ($36,261,084 ÷ 3,871,710 shares)		$ 9.37

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 316,420
Interest		1,866
Security lending		2,746
Total income		321,032

Expenses
Management fee	$ 95,710
Transfer agent fees	12,168
Accounting and security lending fees	30,123
Non-interested trustees' compensation	66
Custodian fees and expenses	4,186
Audit	22,602
Legal	86
Miscellaneous	1,497
Total expenses before reductions	166,438
Expense reductions	(3,632)	162,806
Net investment income (loss)		158,226
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,149,452)
Foreign currency transactions	1,327
Total net realized gain (loss)		(1,148,125)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,116,266
Assets and liabilities in foreign currencies	109
Total change in net unrealized appreciation (depreciation)		4,116,375
Net gain (loss)		2,968,250
Net increase (decrease) in net assets resulting from operations		$ 3,126,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 158,226	$ 397,466
Net realized gain (loss)	(1,148,125)	(3,631,572)
Change in net unrealized appreciation (depreciation)	4,116,375	(2,554,687)
Net increase (decrease) in net assets resulting from operations	3,126,476	(5,788,793)
Distributions to shareholders from net investment income	-	(408,632)
Share transactions Net proceeds from sales of shares	6,305,631	25,828,772
Reinvestment of distributions	-	408,632
Cost of shares redeemed	(7,912,481)	(14,435,823)
Net increase (decrease) in net assets resulting from share transactions	(1,606,850)	11,801,581
Redemption fees	17,297	51,277
Total increase (decrease) in net assets	1,536,923	5,655,433

Net Assets
Beginning of period	34,724,161	29,068,728
End of period (including undistributed net investment income of $158,470 and undistributed net investment income of $133, respectively)	$ 36,261,084	$ 34,724,161
Other Information Shares
Sold	698,461	2,716,013
Issued in reinvestment of distributions	-	48,589
Redeemed	(941,465)	(1,664,667)
Net increase (decrease)	(243,004)	1,099,935

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2002	2001 F
Net asset value, beginning of period	$ 8.44	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.03
Net realized and unrealized gain (loss)	.89	(1.21)	(.38)
Total from investment operations	.93	(1.11)	(.35)
Distributions from net investment income	-	(.10)	(.02)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 9.37	$ 8.44	$ 9.64
Total Return B, C, D	11.02%	(11.41)%	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	.92%	1.40% A
Expenses net of voluntary waivers, if any	1.01% A	.92%	1.40% A
Expenses net of all reductions	.99% A	.89%	1.37% A
Net investment income (loss)	.96% A	1.07%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,261	$ 34,724	$ 29,069
Portfolio turnover rate	77% A	107%	114% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Johnson & Johnson	9.9
Pfizer, Inc.	8.3
Merck & Co., Inc.	7.9
Amgen, Inc.	7.5
Abbott Laboratories	5.3
38.9
Top Industries as of June 30, 2003
% of fund's net assets
Pharmaceuticals	48.9%
Health Care Equipment & Supplies	20.2%
Biotechnology	14.7%
Health Care Providers & Services	10.9%
Specialty Retail	1.2%
All Others*	4.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 14.7%
Biotechnology - 14.7%
Alkermes, Inc. (a)	6,500	$ 69,875
Amgen, Inc. (a)	62,900	4,179,076
Biogen, Inc. (a)	4,600	174,800
Cephalon, Inc. (a)	5,500	226,380
Genentech, Inc. (a)	22,600	1,629,912
Genzyme Corp. - General Division (a)	9,400	392,920
Gilead Sciences, Inc. (a)	10,580	588,036
IDEC Pharmaceuticals Corp. (a)	6,000	204,000
MedImmune, Inc. (a)	14,430	524,819
Neurocrine Biosciences, Inc. (a)	3,100	154,814
		8,144,632
HEALTH CARE EQUIPMENT & SUPPLIES - 20.2%
Health Care Equipment - 17.2%
Baxter International, Inc.	49,450	1,285,700
Biomet, Inc.	21,765	623,785
Boston Scientific Corp. (a)	19,360	1,182,896
Guidant Corp.	19,000	843,410
Hillenbrand Industries, Inc.	5,600	282,520
Medtronic, Inc.	57,360	2,751,559
St. Jude Medical, Inc. (a)	44,460	2,556,450
		9,526,320
Health Care Supplies - 3.0%
Alcon, Inc.	13,700	626,090
Edwards Lifesciences Corp. (a)	17,400	559,236
Smith & Nephew PLC sponsored ADR	8,800	510,400
		1,695,726
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		11,222,046
HEALTH CARE PROVIDERS & SERVICES - 10.9%
Health Care Distributors & Services - 3.1%
AmerisourceBergen Corp.	4,500	312,075
Cardinal Health, Inc.	18,900	1,215,270
McKesson Corp.	6,200	221,588
		1,748,933
Health Care Facilities - 1.0%
HCA, Inc.	8,600	275,544
Health Management Associates, Inc. Class A	14,900	274,905
		550,449
Health Care Services - 2.0%
Laboratory Corp. of America Holdings (a)	19,400	584,910
Quest Diagnostics, Inc. (a)	8,300	529,540
		1,114,450

	Shares	Value (Note 1)
Managed Health Care - 4.8%
Aetna, Inc.	17,300	$ 1,041,460
UnitedHealth Group, Inc.	32,300	1,623,075
		2,664,535
TOTAL HEALTH CARE PROVIDERS & SERVICES		6,078,367
PHARMACEUTICALS - 48.9%
Pharmaceuticals - 48.9%
Abbott Laboratories	67,620	2,959,051
Allergan, Inc.	6,900	531,990
Altana AG sponsored ADR	4,500	279,000
Angiotech Pharmaceuticals, Inc. (a)	23,110	934,825
Biovail Corp. (a)	11,500	537,031
Bristol-Myers Squibb Co.	11,400	309,510
Eli Lilly & Co.	24,700	1,703,559
Forest Laboratories, Inc. (a)	16,400	897,900
Johnson & Johnson	106,540	5,508,118
Merck & Co., Inc.	72,580	4,394,719
Pfizer, Inc.	135,040	4,611,616
Schering-Plough Corp.	77,050	1,433,130
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,200	637,616
Wyeth	52,920	2,410,506
		27,148,571
SPECIALTY RETAIL - 1.2%
Specialty Stores - 1.2%
Weight Watchers International, Inc. (a)	14,100	641,409
TOTAL COMMON STOCKS (Cost $47,977,542)		53,235,025
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 1.18% (b)	1,928,503	1,928,503
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	1,748,200	1,748,200
TOTAL MONEY MARKET FUNDS (Cost $3,676,703)		3,676,703
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $51,654,245)	56,911,728
NET OTHER ASSETS - (2.5)%	(1,413,770)
NET ASSETS - 100%	$ 55,497,958
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $30,347,946 and $29,147,764, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $723 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $5,750,000 all of which will expire on December 31, 2010.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $1,309,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,627,920) (cost $51,654,245) - See accompanying schedule		$ 56,911,728
Cash		70,391
Receivable for investments sold		561,385
Receivable for fund shares sold		79,891
Dividends receivable		26,671
Interest receivable		1,785
Other receivables		7,238
Total assets		57,659,089

Liabilities
Payable for investments purchased	$ 359,656
Accrued management fee	26,073
Other payables and accrued expenses	27,202
Collateral on securities loaned, at value	1,748,200
Total liabilities		2,161,131

Net Assets		$ 55,497,958
Net Assets consist of:
Paid in capital		$ 61,312,722
Undistributed net investment income		67,197
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,139,444)
Net unrealized appreciation (depreciation) on investments		5,257,483
Net Assets, for 5,922,357 shares outstanding		$ 55,497,958
Net Asset Value, offering price and redemption price per share ($55,497,958 ÷ 5,922,357 shares)		$ 9.37

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 259,758
Interest		8,124
Security lending		2,707
Total income		270,589

Expenses
Management fee	$ 138,714
Transfer agent fees	17,391
Accounting and security lending fees	30,178
Non-interested trustees' compensation	95
Custodian fees and expenses	2,985
Audit	22,616
Legal	117
Miscellaneous	2,313
Total expenses before reductions	214,409
Expense reductions	(11,017)	203,392
Net investment income (loss)		67,197
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,259,750)
Foreign currency transactions	388
Total net realized gain (loss)		(1,259,362)
Change in net unrealized appreciation (depreciation) on investment securities		6,272,269
Net gain (loss)		5,012,907
Net increase (decrease) in net assets resulting from operations		$ 5,080,104

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Operations
Net investment income (loss)	$ 67,197	$ 214,100
Net realized gain (loss)	(1,259,362)	(9,059,439)
Change in net unrealized appreciation (depreciation)	6,272,269	(2,344,265)
Net increase (decrease) in net assets resulting from operations	5,080,104	(11,189,604)
Distributions to shareholders from net investment income	-	(169,436)
Distributions to shareholders from net realized gain	-	(66,399)
Total distributions	-	(235,835)
Share transactions Net proceeds from sales of shares	8,850,722	19,472,845
Reinvestment of distributions	-	235,835
Cost of shares redeemed	(5,915,810)	(22,085,216)
Net increase (decrease) in net assets resulting from share transactions	2,934,912	(2,376,536)
Redemption fees	12,296	43,628
Total increase (decrease) in net assets	8,027,312	(13,758,347)
Net Assets
Beginning of period	47,470,646	61,228,993
End of period (including undistributed net investment income of $67,197 and undistributed net investment income of $0, respectively)	$ 55,497,958	$ 47,470,646
Other Information Shares
Sold	983,845	2,104,080
Issued in reinvestment of distributions	-	27,301
Redeemed	(705,141)	(2,497,855)
Net increase (decrease)	278,704	(366,474)

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2002	2001 F
Net asset value, beginning of period	$ 8.41	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04	.01
Net realized and unrealized gain (loss)	.95	(1.79)	.16
Total from investment operations	.96	(1.75)	.17
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	(.01)	(.02)
Total distributions	-	(.04)	(.02)
Redemption fees added to paid in capital E	- H	.01	.04
Net asset value, end of period	$ 9.37	$ 8.41	$ 10.19
Total Return B, C, D	11.41%	(17.08)%	2.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.90% A	.84%	1.01% A
Expenses net of voluntary waivers, if any	.90% A	.84%	1.01% A
Expenses net of all reductions	.86% A	.79%	1.00% A
Net investment income (loss)	.28% A	.39%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,498	$ 47,471	$ 61,229
Portfolio turnover rate	126% A	166%	82% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
BP PLC sponsored ADR	8.1
ChevronTexaco Corp.	6.7
ConocoPhillips	6.1
Exxon Mobil Corp.	4.7
Schlumberger Ltd. (NY Shares)	4.4
30.0
Top Industries as of June 30, 2003
% of fund's net assets
Oil & Gas	55.5%
Energy Equipment & Services	22.5%
Metals & Mining	12.2%
Paper & Forest Products	6.3%
Containers & Packaging	1.5%
All Others*	2.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
CHEMICALS - 0.1%
Diversified Chemicals - 0.1%
Olin Corp.	1,400	$ 23,940
CONTAINERS & PACKAGING - 1.5%
Metal & Glass Containers - 0.2%
Pactiv Corp. (a)	1,300	25,623
Paper Packaging - 1.3%
Packaging Corp. of America (a)	4,090	75,379
Smurfit-Stone Container Corp. (a)	11,910	155,187
		230,566
TOTAL CONTAINERS & PACKAGING		256,189
ENERGY EQUIPMENT & SERVICES - 22.5%
Oil & Gas Drilling - 7.1%
Diamond Offshore Drilling, Inc.	3,460	72,625
ENSCO International, Inc.	10,300	277,070
GlobalSantaFe Corp.	7,306	170,522
Grey Wolf, Inc. (a)	4,700	18,988
Nabors Industries Ltd. (a)	4,800	189,840
Noble Corp. (a)	2,730	93,639
Precision Drilling Corp. (a)	1,800	67,871
Pride International, Inc. (a)	6,300	118,566
Rowan Companies, Inc.	7,200	161,280
Transocean, Inc.	2,300	50,531
		1,220,932
Oil & Gas Equipment & Services - 15.4%
Baker Hughes, Inc.	10,180	341,743
BJ Services Co. (a)	5,700	212,952
Cal Dive International, Inc. (a)	810	17,658
Cooper Cameron Corp. (a)	800	40,304
Grant Prideco, Inc. (a)	8,500	99,875
Halliburton Co.	3,700	85,100
Maverick Tube Corp. (a)	900	17,235
National-Oilwell, Inc. (a)	5,150	113,300
Schlumberger Ltd. (NY Shares)	16,060	763,974
Smith International, Inc. (a)	9,740	357,848
Tidewater, Inc.	1,530	44,936
Varco International, Inc. (a)	4,700	92,120
Weatherford International Ltd. (a)	10,200	427,380
Willbros Group, Inc. (a)	2,700	28,053
		2,642,478
TOTAL ENERGY EQUIPMENT & SERVICES		3,863,410
GAS UTILITIES - 1.1%
Gas Utilities - 1.1%
Kinder Morgan, Inc.	3,070	167,776
Southwestern Energy Co. (a)	1,400	21,014
		188,790

	Shares	Value (Note 1)
METALS & MINING - 12.2%
Aluminum - 4.9%
Alcan, Inc.	8,520	$ 265,563
Alcoa, Inc.	22,590	576,045
		841,608
Diversified Metals & Mining - 2.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	12,180	298,410
Phelps Dodge Corp. (a)	2,000	76,680
Rio Tinto PLC sponsored ADR	400	30,620
		405,710
Gold - 4.8%
Goldcorp, Inc.	10,200	122,600
Newmont Mining Corp. Holding Co.	21,800	707,628
		830,228
Steel - 0.1%
Steel Dynamics, Inc. (a)	1,300	17,810
TOTAL METALS & MINING		2,095,356
OIL & GAS - 55.5%
Integrated Oil & Gas - 35.5%
BP PLC sponsored ADR	32,940	1,384,137
ChevronTexaco Corp.	15,800	1,140,760
ConocoPhillips	19,081	1,045,639
Exxon Mobil Corp.	22,400	804,384
Murphy Oil Corp.	800	42,080
Occidental Petroleum Corp.	17,100	573,705
Petro-Canada	7,500	300,267
Royal Dutch Petroleum Co. (NY Shares)	13,850	645,687
Total SA sponsored ADR	1,210	91,718
YUKOS Corp. sponsored ADR	1,000	55,650
		6,084,027
Oil & Gas Exploration & Production - 17.6%
Anadarko Petroleum Corp.	3,400	151,198
Apache Corp.	6,770	440,456
Burlington Resources, Inc.	8,200	443,374
Chesapeake Energy Corp.	9,770	98,677
Devon Energy Corp.	8,105	432,807
EnCana Corp.	12,918	495,519
EOG Resources, Inc.	5,400	225,936
Kerr-McGee Corp.	10	448
Noble Energy, Inc.	900	34,020
Pioneer Natural Resources Co. (a)	6,530	170,433
Pogo Producing Co.	2,600	111,150
Talisman Energy, Inc.	6,360	290,206
Tom Brown, Inc. (a)	1,030	28,624
XTO Energy, Inc.	4,533	91,159
		3,014,007
Common Stocks - continued
	Shares	Value (Note 1)
OIL & GAS - CONTINUED
Oil & Gas Refining & Marketing & Transportation - 2.4%
Premcor, Inc. (a)	2,700	$ 58,185
Sunoco, Inc.	4,500	169,830
Valero Energy Corp.	5,000	181,650
		409,665
TOTAL OIL & GAS		9,507,699
PAPER & FOREST PRODUCTS - 6.3%
Forest Products - 1.3%
Slocan Forest Products Ltd. (a)	140	812
Weyerhaeuser Co.	4,000	216,000
		216,812
Paper Products - 5.0%
Boise Cascade Corp.	800	19,120
Bowater, Inc.	1,900	71,155
Domtar, Inc.	3,600	39,531
Georgia-Pacific Corp.	8,800	166,760
International Paper Co.	12,400	443,052
MeadWestvaco Corp.	4,717	116,510
		856,128
TOTAL PAPER & FOREST PRODUCTS		1,072,940
TOTAL COMMON STOCKS (Cost $16,386,837)		17,008,324
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 1.18% (b) (Cost $145,993)	145,993	145,993
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 6/30/03 due 7/1/03) (Cost $30,000)	$ 30,001	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $16,562,830)	17,184,317
NET OTHER ASSETS - (0.3)%	(43,945)
NET ASSETS - 100%	$ 17,140,372
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,344,922 and $10,889,486, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $410 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.7%
Canada	9.2
United Kingdom	8.3
Netherlands Antilles	4.4
Netherlands	3.8
Cayman Islands	1.6
Others (individually less than 1%)	1.0
100.0%
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $2,361,000 of which $97,000 and $2,264,000 will expire on December 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $208,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $30,000) (cost $16,562,830) - See accompanying schedule		$ 17,184,317
Cash		16
Receivable for fund shares sold		98
Dividends receivable		12,300
Interest receivable		345
Other receivables		847
Total assets		17,197,923

Liabilities
Payable for fund shares redeemed	$ 23,916
Accrued management fee	8,435
Other payables and accrued expenses	25,200
Total liabilities		57,551

Net Assets		$ 17,140,372
Net Assets consist of:
Paid in capital		$ 21,042,415
Undistributed net investment income		35,373
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,558,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		621,521
Net Assets, for 1,844,870 shares outstanding		$ 17,140,372
Net Asset Value, offering price and redemption price per share ($17,140,372 ÷ 1,844,870 shares)		$ 9.29

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 171,490
Interest		2,732
Total income		174,222

Expenses
Management fee	$ 53,608
Transfer agent fees	7,232
Accounting fees and expenses	30,027
Non-interested trustees' compensation	38
Custodian fees and expenses	3,760
Audit	22,527
Legal	49
Miscellaneous	881
Total expenses before reductions	118,122
Expense reductions	(1,790)	116,332
Net investment income (loss)		57,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,576,091)
Foreign currency transactions	(343)
Total net realized gain (loss)		(1,576,434)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,897,601
Assets and liabilities in foreign currencies	61
Total change in net unrealized appreciation (depreciation)		2,897,662
Net gain (loss)		1,321,228
Net increase (decrease) in net assets resulting from operations		$ 1,379,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,890	$ 154,286
Net realized gain (loss)	(1,576,434)	(2,356,754)
Change in net unrealized appreciation (depreciation)	2,897,662	(2,623,772)
Net increase (decrease) in net assets resulting from operations	1,379,118	(4,826,240)
Distributions to shareholders from net investment income	(23,776)	(158,232)
Share transactions Net proceeds from sales of shares	3,373,069	25,890,586
Reinvestment of distributions	23,776	158,232
Cost of shares redeemed	(8,164,928)	(12,908,987)
Net increase (decrease) in net assets resulting from share transactions	(4,768,083)	13,139,831
Redemption fees	16,346	55,652
Total increase (decrease) in net assets	(3,396,395)	8,211,011

Net Assets
Beginning of period	20,536,767	12,325,756
End of period (including undistributed net investment income of $35,373 and undistributed net investment income of $1,259, respectively)	$ 17,140,372	$ 20,536,767
Other Information Shares
Sold	377,869	2,616,343
Issued in reinvestment of distributions	2,885	18,544
Redeemed	(953,695)	(1,490,179)
Net increase (decrease)	(572,941)	1,144,708

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2002	2001 F
Net asset value, beginning of period	$ 8.49	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.02
Net realized and unrealized gain (loss)	.77	(1.20)	(.35)
Total from investment operations	.80	(1.14)	(.33)
Distributions from net investment income	(.01)	(.07)	(.01)
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 9.29	$ 8.49	$ 9.68
Total Return B, C, D	9.56%	(11.58)%	(3.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.29% A	1.10%	2.11% A
Expenses net of voluntary waivers, if any	1.29% A	1.10%	1.50% A
Expenses net of all reductions	1.27% A	1.08%	1.44% A
Net investment income (loss)	.63% A	.70%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,140	$ 20,537	$ 12,326
Portfolio turnover rate	71% A	83%	129% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Technology Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Microsoft Corp.	8.8
Dell Computer Corp.	5.4
International Business Machines Corp.	3.9
AOL Time Warner, Inc.	3.5
Motorola, Inc.	3.0
24.6
Top Industries as of June 30, 2003
% of fund's net assets
Computers & Peripherals	22.0%
Semiconductors & Semiconductor Equipment	21.8%
Software	19.5%
Communications Equipment	12.6%
Media	4.6%
All Others*	19.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Commercial Services - 0.4%
ChoicePoint, Inc. (a)	7,753	$ 267,634
Employment Services - 0.4%
Monster Worldwide, Inc.	17,200	339,356
TOTAL COMMERCIAL SERVICES & SUPPLIES		606,990
COMMUNICATIONS EQUIPMENT - 12.6%
Communications Equipment - 12.6%
3Com Corp. (a)	15,300	71,604
Adaptec, Inc. (a)	3,300	25,674
ADC Telecommunications, Inc. (a)	58,100	135,257
Advanced Fibre Communications, Inc. (a)	7,000	113,890
Alcatel SA sponsored ADR (a)	16,500	147,675
Arris Group, Inc. (a)	12,500	62,000
Avaya, Inc. (a)	34,500	222,870
Avocent Corp. (a)	6,500	194,545
Brocade Communications Systems, Inc. (a)	22,600	133,114
Cisco Systems, Inc. (a)	133,000	2,219,770
Comverse Technology, Inc. (a)	15,200	228,456
Corning, Inc. (a)	34,100	251,999
Corvis Corp. (a)	62,100	93,150
Enterasys Networks, Inc. (a)	121,400	367,842
Extreme Networks, Inc. (a)	18,000	95,400
Finisar Corp. (a)	27,700	42,935
JDS Uniphase Corp. (a)	14,800	51,948
Lucent Technologies, Inc. (a)	92,800	188,384
Marconi Corp. PLC (a)	343,800	349,960
Mindspeed Technologies, Inc. (a)(c)	8,600	23,220
Motorola, Inc.	251,630	2,372,871
NetScreen Technologies, Inc. (a)	4,700	105,985
Nokia Corp. sponsored ADR	17,200	282,596
Nortel Networks Corp. (a)	158,500	427,950
Polycom, Inc. (a)	40,500	561,330
QUALCOMM, Inc.	14,800	529,100
Riverstone Networks, Inc. (a)	16,400	19,352
Scientific-Atlanta, Inc.	9,600	228,864
Telefonaktiebolaget LM Ericsson ADR (a)	23,800	252,994
		9,800,735
COMPUTERS & PERIPHERALS - 22.0%
Computer Hardware - 16.5%
Apple Computer, Inc. (a)	62,600	1,196,912
Cray, Inc. (a)	24,600	194,340
Dell Computer Corp. (a)	130,230	4,162,151
Handspring, Inc. (a)	89,122	100,708
Hewlett-Packard Co.	106,108	2,260,100
International Business Machines Corp.	36,810	3,036,825
Palm, Inc. (a)	12,800	208,256
Pinnacle Systems, Inc. (a)	16,900	180,830

	Shares	Value (Note 1)
Quanta Computer, Inc.	111,000	$ 229,644
Sun Microsystems, Inc. (a)	277,900	1,278,340
		12,848,106
Computer Storage & Peripherals - 5.5%
Ambit Microsystems Corp.	56,000	173,380
EMC Corp. (a)	42,600	446,022
Imation Corp.	8,600	325,252
Lexmark International, Inc. Class A (a)	7,600	537,852
Maxtor Corp. (a)	36,200	271,862
Network Appliance, Inc. (a)	3,900	63,219
Seagate Technology	92,300	1,629,095
Storage Technology Corp. (a)	15,200	391,248
Western Digital Corp. (a)	44,300	456,290
		4,294,220
TOTAL COMPUTERS & PERIPHERALS		17,142,326
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Integrated Telecommunication Services - 0.1%
IDT Corp. Class B (a)	4,300	75,680
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
Electronic Equipment & Instruments - 2.2%
Agilent Technologies, Inc. (a)	21,540	421,107
Amphenol Corp. Class A (a)	3,200	149,824
Symbol Technologies, Inc.	27,200	353,872
Vishay Intertechnology, Inc. (a)	59,200	781,440
		1,706,243
Electronic Manufacturing Svcs. - 0.6%
Celestica, Inc. (sub. vtg.) (a)	11,800	184,906
Photon Dynamics, Inc. (a)	8,359	230,959
Solectron Corp. (a)	24,400	91,256
		507,121
Technology Distributors - 0.3%
CDW Corp. (a)	2,500	114,500
Ingram Micro, Inc. Class A (a)	11,800	129,800
		244,300
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		2,457,664
HOUSEHOLD DURABLES - 1.3%
Consumer Electronics - 1.3%
Garmin Ltd. (a)	6,959	277,455
Harman International Industries, Inc.	4,400	348,216
Sony Corp. sponsored ADR	12,800	358,400
		984,071
INTERNET & CATALOG RETAIL - 2.2%
Catalog Retail - 0.3%
InterActiveCorp (a)	6,700	265,119
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - 1.9%
Amazon.com, Inc. (a)	24,900	$ 908,601
eBay, Inc. (a)	5,400	562,572
		1,471,173
TOTAL INTERNET & CATALOG RETAIL		1,736,292
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
Ariba, Inc. (a)	41,596	123,540
DoubleClick, Inc. (a)	8,100	74,925
EarthLink, Inc. (a)	33,100	261,159
Interwoven, Inc. (a)	23,400	51,948
Overture Services, Inc. (a)	6,900	125,097
Retek, Inc. (a)	17,010	108,864
United Online, Inc. (a)	13,398	339,505
VeriSign, Inc. (a)	24,091	333,179
Yahoo!, Inc. (a)	12,220	400,327
		1,818,544
IT SERVICES - 2.9%
Data Processing & Outsourced Services - 2.3%
First Data Corp.	29,080	1,205,075
Paychex, Inc.	19,140	560,993
		1,766,068
IT Consulting & Other Services - 0.6%
BearingPoint, Inc. (a)	23,800	229,670
Cognizant Technology Solutions Corp. Class A (a)	4,500	109,620
Infosys Technologies Ltd. sponsored ADR	1,100	59,015
ManTech International Corp. Class A	5,300	101,654
		499,959
TOTAL IT SERVICES		2,266,027
MEDIA - 4.6%
Broadcasting & Cable TV - 0.6%
Clear Channel Communications, Inc. (a)	5,500	233,145
Liberty Media Corp. Class A (a)	20,900	241,604
		474,749
Movies & Entertainment - 3.8%
AOL Time Warner, Inc. (a)	167,010	2,687,191
EMI Group PLC	35,200	71,079
Pixar (a)	2,600	158,184
		2,916,454
Publishing - 0.2%
Gemstar-TV Guide International, Inc. (a)	35,600	181,204
TOTAL MEDIA		3,572,407

	Shares	Value (Note 1)
OFFICE ELECTRONICS - 0.1%
Office Electronics - 0.1%
IKON Office Solutions, Inc.	11,800	$ 105,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.8%
Semiconductor Equipment - 3.4%
Applied Materials, Inc. (a)	31,340	497,052
ASM Pacific Technology Ltd.	35,500	103,792
ASML Holding NV (NY Shares) (a)	30,100	287,756
ATMI, Inc. (a)	7,000	174,790
Axcelis Technologies, Inc. (a)	10,300	63,036
Cymer, Inc. (a)	8,300	261,948
KLA-Tencor Corp. (a)	12,600	585,774
Teradyne, Inc. (a)	15,900	275,229
Tokyo Electron Ltd.	5,000	237,697
Varian Semiconductor Equipment Associates, Inc. (a)	4,800	142,848
		2,629,922
Semiconductors - 18.4%
Agere Systems, Inc.:
Class A (a)	244,410	569,475
Class B (a)	106,600	245,180
Altera Corp. (a)	7,100	116,440
Analog Devices, Inc. (a)	26,800	933,176
ARM Holdings PLC sponsored ADR (a)	40,400	137,764
Broadcom Corp. Class A (a)	45,400	1,130,914
ChipPAC, Inc. Class A (a)	6,800	52,156
Cree, Inc. (a)	2,700	43,956
Cypress Semiconductor Corp. (a)	26,000	312,000
Fairchild Semiconductor International, Inc. (a)	25,100	321,029
FormFactor, Inc. (a)	100	1,770
GlobespanVirata, Inc. (a)	33,100	273,075
Infineon Technologies AG sponsored ADR (a)	30,600	293,454
Integrated Circuit Systems, Inc. (a)	4,200	132,006
Integrated Device Technology, Inc. (a)	33,400	369,070
Intel Corp.	107,040	2,224,719
Intersil Corp. Class A (a)	16,400	436,404
Lattice Semiconductor Corp. (a)	16,900	139,087
Linear Technology Corp.	9,200	296,332
LSI Logic Corp. (a)	56,800	402,144
Marvell Technology Group Ltd. (a)	14,900	512,113
Maxim Integrated Products, Inc.	2,600	88,894
Microchip Technology, Inc.	6,100	150,243
Micron Technology, Inc. (a)	49,060	570,568
National Semiconductor Corp. (a)	39,500	778,940
NVIDIA Corp. (a)	30,400	699,504
Omnivision Technologies, Inc. (a)	400	12,480
Rohm Co. Ltd.	1,600	174,985
Samsung Electronics Co. Ltd.	1,800	534,728
Silicon Image, Inc. (a)	25,949	144,795
Skyworks Solutions, Inc. (a)	38,700	261,999
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	52,600	$ 530,208
Texas Instruments, Inc.	47,900	843,040
United Microelectronics Corp. sponsored ADR (a)	99,100	371,625
Xilinx, Inc. (a)	8,500	215,135
		14,319,408
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		16,949,330
SOFTWARE - 19.5%
Application Software - 4.6%
Autodesk, Inc.	22,800	368,448
BEA Systems, Inc. (a)	62,500	678,750
Cadence Design Systems, Inc. (a)	23,100	278,586
Compuware Corp. (a)	14,200	81,934
Concur Technologies, Inc. (a)	15,030	151,352
Informatica Corp. (a)	8,700	60,117
Kronos, Inc. (a)	2,700	137,187
MicroStrategy, Inc. Class A (a)	3,000	109,290
Parametric Technology Corp. (a)	25,662	78,269
PeopleSoft, Inc. (a)	14,100	248,019
Quest Software, Inc. (a)	63,249	752,663
Siebel Systems, Inc. (a)	31,900	304,326
Synopsys, Inc. (a)	6,100	377,285
		3,626,226
Home Entertainment Software - 0.4%
Nintendo Co. Ltd.	3,500	255,285
Roxio, Inc. (a)	7,200	48,168
		303,453
Systems Software - 14.5%
Adobe Systems, Inc.	6,620	212,303
Computer Associates International, Inc.	6,000	133,680
Embarcadero Technologies, Inc. (a)	6,284	43,988
Legato Systems, Inc. (a)	144,712	1,214,134
Microsoft Corp.	267,800	6,858,360
Network Associates, Inc. (a)	24,240	307,363
Oracle Corp. (a)	104,800	1,259,696
Red Hat, Inc. (a)	32,560	246,479
Secure Computing Corp. (a)	4,200	36,666
StorageNetworks, Inc. (a)	4,500	6,255
VERITAS Software Corp. (a)	33,000	946,110
		11,265,034
TOTAL SOFTWARE		15,194,713

	Shares	Value (Note 1)
SPECIALTY RETAIL - 0.7%
Computer & Electronics Retail - 0.7%
Best Buy Co., Inc. (a)	6,000	$ 263,520
Circuit City Stores, Inc.	32,600	286,880
		550,400
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	35,200	311,520
Sprint Corp. - PCS Group Series 1 (a)	63,300	363,975
		675,495
TOTAL COMMON STOCKS (Cost $66,228,472)		73,935,694
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 1.18% (b)	5,238,111	5,238,111
Fidelity Securities Lending Cash Central Fund, 1.19%	877,200	877,200
TOTAL MONEY MARKET FUNDS (Cost $6,115,311)		6,115,311
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $72,343,783)	80,051,005
NET OTHER ASSETS - (2.8)%	(2,167,273)
NET ASSETS - 100%	$ 77,883,732
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $61,961,829 and $30,152,057, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,376 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.7%
Cayman Islands	2.5
Taiwan	1.7
Japan	1.3
Others (individually less than 1%)	4.8
100.0%
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $11,780,000 of which $457,000 and $11,323,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $822,320) (cost $72,343,783) - See accompanying schedule		$ 80,051,005
Cash		21,013
Foreign currency held at value (cost $6,332)		6,327
Receivable for investments sold		187,790
Dividends receivable		19,877
Interest receivable		7,276
Redemption fees receivable		270
Other receivables		23,862
Total assets		80,317,420

Liabilities
Payable for investments purchased Regular delivery	$ 1,390,145
Delayed delivery	4,536
Payable for fund shares redeemed	93,501
Accrued management fee	36,661
Other payables and accrued expenses	31,645
Collateral on securities loaned, at value	877,200
Total liabilities		2,433,688

Net Assets		$ 77,883,732
Net Assets consist of:
Paid in capital		$ 84,307,390
Accumulated net investment loss		(96,062)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,034,810)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,707,214
Net Assets, for 10,443,838 shares outstanding		$ 77,883,732
Net Asset Value, offering price and redemption price per share ($77,883,732 ÷ 10,443,838 shares)		$ 7.46

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 67,820
Interest		28,528
Security lending		1,731
Total income		98,079

Expenses
Management fee	$ 133,631
Transfer agent fees	17,415
Accounting and security lending fees	30,100
Non-interested trustees' compensation	80
Custodian fees and expenses	14,380
Audit	22,522
Legal	87
Miscellaneous	1,717
Total expenses before reductions	219,932
Expense reductions	(25,791)	194,141
Net investment income (loss)		(96,062)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(352,030)
Foreign currency transactions	(3,213)
Total net realized gain (loss)		(355,243)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,061,498
Assets and liabilities in foreign currencies	2,352
Total change in net unrealized appreciation (depreciation)		11,063,850
Net gain (loss)		10,708,607
Net increase (decrease) in net assets resulting from operations		$ 10,612,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (96,062)	$ (166,554)
Net realized gain (loss)	(355,243)	(12,923,943)
Change in net unrealized appreciation (depreciation)	11,063,850	(5,435,213)
Net increase (decrease) in net assets resulting from operations	10,612,545	(18,525,710)
Share transactions Net proceeds from sales of shares	41,353,461	29,305,438
Cost of shares redeemed	(7,097,922)	(21,346,736)
Net increase (decrease) in net assets resulting from share transactions	34,255,539	7,958,702
Redemption fees	60,689	92,175
Total increase (decrease) in net assets	44,928,773	(10,474,833)

Net Assets
Beginning of period	32,954,959	43,429,792
End of period (including accumulated net investment loss of $96,062 and undistributed net investment income of $0, respectively)	$ 77,883,732	$ 32,954,959
Other Information Shares
Sold	5,987,529	4,031,537
Redeemed	(1,164,913)	(3,018,612)
Net increase (decrease)	4,822,616	1,012,925

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2002	2001 F
Net asset value, beginning of period	$ 5.86	$ 9.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.60	(3.54)	(.57)
Total from investment operations	1.59	(3.58)	(.60)
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 7.46	$ 5.86	$ 9.42
Total Return B, C, D	27.30%	(37.79)%	(5.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	.96% A	.99%	1.31% A
Expenses net of voluntary waivers, if any	.96% A	.99%	1.31% A
Expenses net of all reductions	.84% A	.86%	1.29% A
Net investment income (loss)	(.42)% A	(.52)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,884	$ 32,955	$ 43,430
Portfolio turnover rate	140% A	217%	129% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Verizon Communications, Inc.	9.9
SBC Communications, Inc.	9.0
FirstEnergy Corp.	7.9
AES Corp.	6.9
BellSouth Corp.	6.4
40.1
Top Industries as of June 30, 2003
% of fund's net assets
Electric Utilities	34.9%
Diversified Telecommunication Services	33.8%
Multi-Utilities & Unregulated Power	14.1%
Wireless Telecommunication Services	8.7%
Gas Utilities	2.2%
All Others*	6.3%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 0.8%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	7,731	$ 116,197
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	4,200	68,460
DIVERSIFIED TELECOMMUNICATION SERVICES - 33.8%
Integrated Telecommunication Services - 33.8%
ALLTEL Corp.	1,410	67,990
AT&T Corp.	300	5,775
BellSouth Corp.	33,300	886,779
CenturyTel, Inc.	7,440	259,284
Cincinnati Bell, Inc. (a)	2,100	14,070
Citizens Communications Co. (a)	48,630	626,841
Qwest Communications International, Inc. (a)	41,970	200,617
SBC Communications, Inc.	48,630	1,242,497
Verizon Communications, Inc.	34,570	1,363,785
		4,667,638
ELECTRIC UTILITIES - 34.9%
Electric Utilities - 34.9%
Ameren Corp.	7,960	351,036
Constellation Energy Group, Inc.	390	13,377
Dominion Resources, Inc.	7,990	513,517
DTE Energy Co.	1,700	65,688
Edison International (a)	8,530	140,148
Entergy Corp.	3,290	173,646
FirstEnergy Corp.	28,320	1,088,904
FPL Group, Inc.	9,180	613,683
PG&E Corp. (a)	20,620	436,113
Southern Co.	13,050	406,638
TXU Corp.	32,570	731,197
Wisconsin Energy Corp.	10,000	290,000
		4,823,947
GAS UTILITIES - 2.2%
Gas Utilities - 2.2%
KeySpan Corp.	3,990	141,446
NiSource, Inc.	6,350	120,650
Sempra Energy	140	3,994
Southern Union Co.	1,830	31,000
		297,090
MEDIA - 1.7%
Broadcasting & Cable TV - 1.1%
General Motors Corp. Class H (a)	12,180	156,026
Movies & Entertainment - 0.6%
AOL Time Warner, Inc. (a)	4,800	77,232
TOTAL MEDIA		233,258

	Shares	Value (Note 1)
MULTI-UTILITIES & UNREGULATED POWER - 14.1%
Multi-Utilities & Unregulated Power - 14.1%
AES Corp. (a)	149,360	$ 948,436
Energen Corp.	920	30,636
Energy East Corp.	1,020	21,175
Equitable Resources, Inc.	7,110	289,661
MDU Resources Group, Inc.	2,140	71,669
Reliant Resources, Inc. (a)	24,070	147,549
SCANA Corp.	12,010	411,703
Sierra Pacific Resources (a)	4,300	25,542
		1,946,371
WATER UTILITIES - 0.4%
Water Utilities - 0.4%
Philadelphia Suburban Corp.	2,460	59,975
WIRELESS TELECOMMUNICATION SERVICES - 8.7%
Wireless Telecommunication Services - 8.7%
American Tower Corp. Class A (a)	35,340	312,759
AT&T Wireless Services, Inc. (a)	26,700	219,207
Crown Castle International Corp. (a)	8,900	69,153
Nextel Communications, Inc. Class A (a)	25,430	459,774
Sprint Corp. - PCS Group Series 1 (a)	25,620	147,315
		1,208,208
TOTAL COMMON STOCKS (Cost $11,987,578)		13,421,144
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 1.18% (b) (Cost $618,236)	618,236	618,236
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $12,605,814)	14,039,380
NET OTHER ASSETS - (1.6)%	(224,159)
NET ASSETS - 100%	$ 13,815,221
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $9,850,307 and $5,737,684, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $653 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $3,106,000 of which $167,000 and $2,939,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $12,605,814) - See accompanying schedule		$ 14,039,380
Receivable for investments sold		237,559
Receivable for fund shares sold		15,681
Dividends receivable		9,822
Interest receivable		659
Other receivables		2,782
Total assets		14,305,883

Liabilities
Payable for investments purchased	$ 457,342
Payable for fund shares redeemed	23
Accrued management fee	7,796
Other payables and accrued expenses	25,501
Total liabilities		490,662

Net Assets		$ 13,815,221
Net Assets consist of:
Paid in capital		$ 16,260,927
Undistributed net investment income		35,668
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,914,453)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,433,079
Net Assets, for 1,984,096 shares outstanding		$ 13,815,221
Net Asset Value, offering price and redemption price per share ($13,815,221 ÷ 1,984,096 shares)		$ 6.96

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 111,712
Interest		2,461
Total income		114,173

Expenses
Management fee	$ 26,651
Transfer agent fees	4,318
Accounting fees and expenses	30,011
Non-interested trustees' compensation	17
Custodian fees and expenses	4,390
Audit	21,542
Legal	21
Miscellaneous	417
Total expenses before reductions	87,367
Expense reductions	(22,169)	65,198
Net investment income (loss)		48,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(338,050)
Foreign currency transactions	2
Total net realized gain (loss)		(338,048)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,683,774
Assets and liabilities in foreign currencies	(484)
Total change in net unrealized appreciation (depreciation)		1,683,290
Net gain (loss)		1,345,242
Net increase (decrease) in net assets resulting from operations		$ 1,394,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,975	$ 104,744
Net realized gain (loss)	(338,048)	(3,175,222)
Change in net unrealized appreciation (depreciation)	1,683,290	42,739
Net increase (decrease) in net assets resulting from operations	1,394,217	(3,027,739)
Distributions to shareholders from net investment income	(13,781)	(106,814)
Share transactions Net proceeds from sales of shares	6,275,354	5,259,678
Reinvestment of distributions	13,781	106,814
Cost of shares redeemed	(2,141,347)	(3,811,465)
Net increase (decrease) in net assets resulting from share transactions	4,147,788	1,555,027
Redemption fees	17,105	16,809
Total increase (decrease) in net assets	5,545,329	(1,562,717)

Net Assets
Beginning of period	8,269,892	9,832,609
End of period (including undistributed net investment income of $35,668 and undistributed net investment income of $474, respectively)	$ 13,815,221	$ 8,269,892
Other Information Shares
Sold	957,203	802,804
Issued in reinvestment of distributions	2,465	17,555
Redeemed	(365,567)	(574,286)
Net increase (decrease)	594,101	246,073

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2002	2001 F
Net asset value, beginning of period	$ 5.95	$ 8.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.02
Net realized and unrealized gain (loss)	.98	(2.67)	(1.42)
Total from investment operations	1.01	(2.58)	(1.40)
Distributions from net investment income	(.01)	(.08)	(.01)
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 6.96	$ 5.95	$ 8.60
Total Return B, C, D	17.18%	(29.91)%	(13.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.91% A	1.82%	2.35% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.42% A	1.39%	1.49% A
Net investment income (loss)	1.07% A	1.30%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,815	$ 8,270	$ 9,833
Portfolio turnover rate	127% A	154%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio (the funds) are funds of Variable Insurance Products Fund IV (the trust) and are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers Initial Class shares.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Financial Services Portfolio estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP: Consumer Industries Portfolio	$ 9,839,551	$ 1,100,135	$ (221,305)	$ 878,830
VIP: Cyclical Industries Portfolio	8,538,071	786,725	(825,566)	(38,841)
VIP: Financial Services Portfolio	35,716,281	3,667,021	(1,521,750)	2,145,271
VIP: Health Care Portfolio	52,354,130	6,468,137	(1,910,539)	4,557,598
VIP: Natural Resources Portfolio	16,825,581	1,359,891	(1,001,155)	358,736
VIP: Technology Portfolio	74,096,048	9,410,958	(3,456,001)	5,954,957
VIP: Telecommunications & Utilities Growth Portfolio	13,020,949	1,773,362	(754,931)	1,018,431

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
VIP: Consumer Industries Portfolio	.30%	.28%	.58%
VIP: Cyclical Industries Portfolio	.30%	.28%	.58%
VIP: Financial Services Portfolio	.30%	.28%	.58%
VIP: Health Care Portfolio	.30%	.28%	.58%
VIP: Natural Resources Portfolio	.30%	.28%	.58%
VIP: Technology Portfolio	.30%	.28%	.58%
VIP: Telecommunications & Utilities Growth Portfolio	.30%	.28%	.58%

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

VIP: Consumer Industries Portfolio	.07%
VIP: Cyclical Industries Portfolio	.07%
VIP: Financial Services Portfolio	.07%
VIP: Health Care Portfolio	.07%
VIP: Natural Resources Portfolio	.07%
VIP: Technology Portfolio	.07%
VIP: Telecommunications & Utilities Growth Portfolio	.07%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
VIP: Consumer Industries Portfolio	$ 3,076
VIP: Cyclical Industries Portfolio	2,006
VIP: Financial Services Portfolio	1,860
VIP: Health Care Portfolio	8,119
VIP: Natural Resources Portfolio	2,721
VIP: Technology Portfolio	28,522
VIP: Telecommunications & Utilities Growth Portfolio	2,438

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

VIP: Consumer Industries Portfolio	1.50%	$ 12,564
VIP: Cyclical Industries Portfolio	1.50%	22,891
VIP: Telecommunications & Utilities Growth Portfolio	1.50%	18,892

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. All of the applicable expense reductions are noted in the table below.

Brokerage Service Arrangements

VIP: Consumer Industries Portfolio	$ 2,615
VIP: Cyclical Industries Portfolio	1,470
VIP: Financial Services Portfolio	3,632
VIP: Health Care Portfolio	11,017
VIP: Natural Resources Portfolio	1,790
VIP: Technology Portfolio	25,791
VIP: Telecommunications & Utilities Growth Portfolio	3,277

8. Other Information.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP: Consumer Industries Portfolio	100%
VIP: Cyclical Industries Portfolio	100%
VIP: Financial Services Portfolio	100%
VIP: Health Care Portfolio	100%
VIP: Natural Resources Portfolio	100%
VIP: Technology Portfolio	100%
VIP: Telecommunications & Utilities Growth Portfolio	100%

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VIPFCI-USAN-0803
1.787820.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 28, 2003